UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05430

SSGA FUNDS

(Exact name of registrant as specified in charter)

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices)(Zip code)

Copy to:

Joshua A. Weinberg, Esq. Managing Director and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111 (Name and Address of Agent for Service)	Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, MA 02199-3600

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: August 31

Date of reporting period: May 31, 2017

Item 1. Schedule of Investments.

Quarterly Report

31 May 2017

SSGA Funds

SSGA Dynamic Small Cap Fund

SSGA Enhanced Small Cap Fund

State Street Disciplined Emerging Markets Equity Fund

SSGA International Stock Selection Fund

SSGA High Yield Bond Fund

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

SSGA Funds

Quarterly Report

May 31, 2017 (Unaudited)

“SSGA” is a registered trademark of State Street Corporation and is licensed for use by the SSGA Funds.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

SSGA Dynamic Small Cap Fund

Schedule of Investments — May 31, 2017 (Unaudited)

Security Description	Shares	Value

Common Stocks - 99.3%
Consumer Discretionary - 13.5%
Aaron’s, Inc.	4,082	$149,075
American Axle & Manufacturing Holdings, Inc. (a)	4,885	73,812
Asbury Automotive Group, Inc. (a)	2,796	156,436
Big 5 Sporting Goods Corp.	3,909	54,335
Big Lots, Inc.	2,238	109,282
Bob Evans Farms, Inc.	2,012	141,665
Burlington Stores, Inc. (a)	1,035	101,275
Capella Education Co.	817	70,711
Chico’s FAS, Inc.	10,705	101,269
Children’s Place, Inc.	1,752	189,566
Cooper Tire & Rubber Co.	3,660	131,760
Cooper-Standard Holdings, Inc. (a)	1,735	187,397
Dana, Inc.	10,698	225,942
Dave & Buster’s Entertainment, Inc. (a)	2,452	163,548
DSW, Inc. Class A	7,626	128,346
Express, Inc. (a)	13,188	102,339
Flexsteel Industries, Inc.	192	9,725
Francesca’s Holdings Corp. (a)	1,474	18,661
Group 1 Automotive, Inc.	2,467	148,390
Haverty Furniture Cos., Inc.	317	7,592
ILG, Inc.	846	22,791
Jack in the Box, Inc.	1,536	163,707
Johnson Outdoors, Inc. Class A	1,279	54,920
K12, Inc. (a)	1,602	30,166
La-Z-Boy, Inc.	2,801	74,226
Laureate Education, Inc. Class A (a)	9,090	151,985
Libbey, Inc.	1,465	11,969
Malibu Boats, Inc. Class A (a)	851	20,637
Marriott Vacations Worldwide Corp.	871	101,489
Papa John’s International, Inc.	199	16,033
Pier 1 Imports, Inc.	23,529	117,880
Ruth’s Hospitality Group, Inc.	9,515	205,524
Speedway Motorsports, Inc.	230	3,961
Stoneridge, Inc. (a)	830	12,832
Superior Industries International, Inc.	1,583	30,869
Taylor Morrison Home Corp. Class A (a)	905	21,041
Tenneco, Inc.	3,341	189,936
TopBuild Corp. (a)	1,047	56,067
Tower International, Inc.	2,733	63,406
Unifi, Inc. (a)	448	12,607
Vail Resorts, Inc.	505	108,019

		3,741,191

Consumer Staples - 2.7%
Central Garden & Pet Co. Class A (a)	1,415	40,908
Dean Foods Co.	9,441	172,204
Fresh Del Monte Produce, Inc.	2,024	102,576

Security Description	Shares	Value
Ingles Markets, Inc. Class A	763	$27,926
Lancaster Colony Corp.	422	52,256
Omega Protein Corp.	1,527	26,646
Sanderson Farms, Inc.	1,769	209,980
SpartanNash Co.	4,251	126,680

		759,176

Energy - 1.1%
Archrock, Inc.	11,413	119,836
Exterran Corp. (a)	1,280	36,096
Frontline, Ltd. (b)	4,344	25,152
Matrix Service Co. (a)	1,667	13,586
McDermott International, Inc. (a)	5,944	36,912
Renewable Energy Group, Inc. (a)	1,925	21,753
REX American Resources Corp. (a)	287	27,299
Scorpio Tankers, Inc. (b)	5,650	21,018

		301,652

Financials - 21.8%
AG Mortgage Investment Trust, Inc. REIT	9,537	177,674
AMERISAFE, Inc.	1,309	67,806
Anworth Mortgage Asset Corp. REIT	8,913	53,924
Apollo Commercial Real Estate Finance, Inc. REIT	1,939	35,794
Ares Commercial Real Estate Corp. REIT	4,973	65,793
Argo Group International Holdings, Ltd.	2,965	183,533
BancFirst Corp.	305	28,807
Berkshire Hills Bancorp, Inc.	2,230	79,945
Boston Private Financial Holdings, Inc.	11,349	164,560
Capitol Federal Financial, Inc.	3,039	41,999
Central Pacific Financial Corp.	5,069	153,337
CNO Financial Group, Inc.	10,715	219,550
CYS Investments, Inc. REIT	23,908	201,544
Dynex Capital, Inc. REIT	8,090	55,497
Employers Holdings, Inc.	4,986	199,689
Enova International, Inc. (a)	5,938	78,975
Essent Group, Ltd. (a)	5,238	189,982
First American Financial Corp.	2,104	91,566
First Citizens BancShares, Inc. Class A	256	84,838
First Commonwealth Financial Corp.	918	11,273
First Merchants Corp.	3,909	155,148
Flushing Financial Corp.	199	5,528
Fulton Financial Corp.	2,683	46,953
Green Dot Corp. Class A (a)	4,950	181,863
Hanmi Financial Corp.	3,556	94,590
Hanover Insurance Group, Inc.	371	30,938
HCI Group, Inc.	631	28,061
Hilltop Holdings, Inc.	6,402	159,986
Horace Mann Educators Corp.	1,462	55,922

See accompanying notes to schedules of investments.

Dynamic Small Cap Fund	1

SSGA Dynamic Small Cap Fund

Schedule of Investments, continued — May 31, 2017 (Unaudited)

Security Description	Shares	Value

Independent Bank Corp.	4,066	$82,743
Infinity Property & Casualty Corp.	761	72,866
International Bancshares Corp.	1,579	52,344
Invesco Mortgage Capital, Inc. REIT	11,733	189,371
Investors Bancorp, Inc.	15,826	209,378
James River Group Holdings, Ltd.	2,145	85,028
Kearny Financial Corp.	2,217	30,927
Lakeland Financial Corp.	905	38,399
MGIC Investment Corp. (a)	19,536	206,691
MTGE Investment Corp. REIT	3,985	72,726
National General Holdings Corp.	2,054	45,106
New Residential Investment Corp. REIT	12,568	202,219
OM Asset Management PLC	11,626	162,299
PennyMac Mortgage Investment Trust REIT	11,303	198,029
Peoples Bancorp, Inc.	662	20,026
Prosperity Bancshares, Inc.	1,262	79,052
Provident Financial Services, Inc.	2,607	60,847
Radian Group, Inc.	8,258	132,623
Redwood Trust, Inc. REIT	8,911	150,774
Sandy Spring Bancorp, Inc.	347	13,314
Selective Insurance Group, Inc.	2,756	140,832
Southside Bancshares, Inc.	759	24,697
State Bank Financial Corp.	2,399	60,815
Union Bankshares Corp.	2,402	80,707
United Community Banks, Inc.	5,204	134,107
Universal Insurance Holdings, Inc.	2,401	59,185
Walker & Dunlop, Inc. (a)	3,963	185,112
Washington Federal, Inc.	6,288	200,902
World Acceptance Corp. (a)	847	66,168
WSFS Financial Corp.	1,663	73,338

		6,075,700

Health Care - 12.4%
AMAG Pharmaceuticals, Inc. (a)	1,249	21,608
Amedisys, Inc. (a)	927	55,546
AMN Healthcare Services, Inc. (a)	1,140	41,325
Array BioPharma, Inc. (a)	730	5,533
Atrion Corp.	41	22,618
BioSpecifics Technologies Corp. (a)	646	33,482
BioTelemetry, Inc. (a)	761	21,955
Bluebird Bio, Inc. (a)	472	35,565
Catalent, Inc. (a)	3,767	133,842
Chemed Corp.	1,117	228,605
Clovis Oncology, Inc. (a)	331	17,099
CorVel Corp. (a)	611	28,473
Cotiviti Holdings, Inc. (a)	415	15,824
CTI BioPharma Corp. (a)(b)	192	781
Emergent BioSolutions, Inc. (a)	1,817	58,017
Enzo Biochem, Inc. (a)	1,804	16,236
Exact Sciences Corp. (a)	996	36,324
Exelixis, Inc. (a)	4,592	85,916
FibroGen, Inc. (a)	194	5,102

Security Description	Shares	Value
Galectin Therapeutics, Inc. (a)(b)	250	$568
Haemonetics Corp. (a)	1,498	61,088
Halozyme Therapeutics, Inc. (a)	662	7,812
Halyard Health, Inc. (a)	850	30,549
Heska Corp. (a)	525	51,796
HMS Holdings Corp. (a)	10,423	189,907
INC Research Holdings, Inc. Class A (a)	3,008	171,005
Innoviva, Inc. (a)	6,524	79,723
Inogen, Inc. (a)	1,201	106,457
Insmed, Inc. (a)	277	4,271
Ironwood Pharmaceuticals, Inc. (a)	1,096	19,410
Kite Pharma, Inc. (a)(b)	490	35,437
Lexicon Pharmaceuticals, Inc. (a)(b)	466	6,454
LHC Group, Inc. (a)	738	44,428
Ligand Pharmaceuticals, Inc. (a)	150	16,242
Masimo Corp. (a)	2,296	199,844
Merit Medical Systems, Inc. (a)	5,121	181,795
MiMedx Group, Inc. (a)(b)	989	13,530
Myriad Genetics, Inc. (a)	2,527	51,424
National HealthCare Corp.	832	56,992
NuVasive, Inc. (a)	2,527	189,601
OraSure Technologies, Inc. (a)	1,365	20,571
Orthofix International NV (a)	2,171	90,466
Owens & Minor, Inc.	1,308	41,699
PAREXEL International Corp. (a)	3,094	250,057
PDL BioPharma, Inc.	20,196	48,268
Phibro Animal Health Corp. Class A	572	20,163
Portola Pharmaceuticals, Inc. (a)	386	14,224
PRA Health Sciences, Inc. (a)	1,444	104,329
Prothena Corp. PLC (a)	243	12,395
Quality Systems, Inc. (a)	2,522	38,738
Repligen Corp. (a)	256	10,045
Sage Therapeutics, Inc. (a)	285	18,841
Sarepta Therapeutics, Inc. (a)	360	10,742
SciClone Pharmaceuticals, Inc. (a)	1,633	15,514
TESARO, Inc. (a)	352	52,557
Tivity Health, Inc. (a)	307	10,423
Triple-S Management Corp. Class B (a)	1,156	18,808
Ultragenyx Pharmaceutical, Inc. (a)	341	18,363
Vanda Pharmaceuticals, Inc. (a)	462	6,353
WellCare Health Plans, Inc. (a)	989	169,910
West Pharmaceutical Services, Inc.	927	89,938

		3,444,588

Industrials - 18.3%
AAR Corp.	5,363	187,383
ABM Industries, Inc.	830	35,723
ACCO Brands Corp. (a)	13,733	155,870
Aegion Corp. (a)	6,444	127,527
Aircastle, Ltd.	8,060	175,950
Altra Industrial Motion Corp.	4,478	193,450
Applied Industrial Technologies, Inc.	2,372	146,471

See accompanying notes to schedules of investments.

2	Dynamic Small Cap Fund

SSGA Dynamic Small Cap Fund

Schedule of Investments, continued — May 31, 2017 (Unaudited)

Security Description	Shares	Value

Argan, Inc.	1,075	$63,479
Barnes Group, Inc.	2,626	148,605
Brady Corp. Class A	4,996	179,356
Briggs & Stratton Corp.	7,709	183,320
Curtiss-Wright Corp.	1,236	111,277
Deluxe Corp.	1,238	84,382
EMCOR Group, Inc.	2,728	171,919
EnerSys	2,774	205,442
ESCO Technologies, Inc.	1,513	87,149
GATX Corp.	2,441	145,191
Greenbrier Cos., Inc. (b)	4,074	180,274
Hawaiian Holdings, Inc. (a)	3,227	161,673
ICF International, Inc. (a)	1,753	82,479
Insperity, Inc.	1,402	105,781
Kforce, Inc.	4,771	85,878
Kimball International, Inc. Class B	10,336	177,572
MasTec, Inc. (a)	3,879	164,470
McGrath RentCorp	4,386	145,484
Meritor, Inc. (a)	11,585	180,378
Miller Industries, Inc.	718	18,381
Navigant Consulting, Inc. (a)	3,849	75,017
NCI Building Systems, Inc. (a)	1,451	24,159
Neff Corp. Class A (a)	5,527	93,959
On Assignment, Inc. (a)	1,201	62,932
Park-Ohio Holdings Corp.	753	27,936
Quad/Graphics, Inc.	3,452	76,876
Raven Industries, Inc.	2,582	87,401
RPX Corp. (a)	5,232	69,272
Simpson Manufacturing Co., Inc.	1,861	74,775
SP Plus Corp. (a)	3,835	113,132
Steelcase, Inc. Class A	2,337	39,145
Tennant Co.	916	64,120
Tetra Tech, Inc.	4,206	193,266
TriNet Group, Inc. (a)	836	25,857
Vectrus, Inc. (a)	4,929	145,405
Wabash National Corp.	8,906	178,031
West Corp.	1,429	33,110

		5,089,257

Information Technology - 16.2%
Advanced Energy Industries, Inc. (a)	2,775	213,481
Anixter International, Inc. (a)	2,305	174,027
Aspen Technology, Inc. (a)	1,233	75,410
Belden, Inc.	1,804	128,084
Benchmark Electronics, Inc. (a)	5,943	191,959
Cardtronics PLC Class A (a)	1,052	36,031
Cirrus Logic, Inc. (a)	1,181	77,887
Coherent, Inc. (a)	557	138,220
CommVault Systems, Inc. (a)	864	48,492
Convergys Corp.	4,681	113,795
CSG Systems International, Inc.	3,354	133,791
Ebix, Inc. (b)	2,497	138,209
Entegris, Inc. (a)	2,218	54,785
ePlus, Inc. (a)	1,191	93,791

Security Description	Shares	Value
Forrester Research, Inc.	151	$5,949
Hackett Group, Inc.	304	4,457
Insight Enterprises, Inc. (a)	4,168	173,139
InterDigital, Inc.	537	43,497
Itron, Inc. (a)	3,038	205,521
IXYS Corp.	430	6,343
j2 Global, Inc.	1,871	158,324
ManTech International Corp. Class A	2,994	114,670
Methode Electronics, Inc.	4,602	184,770
Nanometrics, Inc. (a)	6,243	173,555
NIC, Inc.	5,038	102,019
Novanta, Inc. (a)	1,655	56,270
Plantronics, Inc.	3,668	194,111
Plexus Corp. (a)	2,975	154,640
Progress Software Corp.	4,576	133,619
Rudolph Technologies, Inc. (a)	7,889	188,547
Sanmina Corp. (a)	5,688	208,181
ScanSource, Inc. (a)	369	14,022
Science Applications International Corp.	2,499	189,899
Sykes Enterprises, Inc. (a)	5,029	167,617
Travelport Worldwide, Ltd.	8,092	109,242
TTM Technologies, Inc. (a)	2,676	43,458
Vishay Intertechnology, Inc.	12,512	204,571
Web.com Group, Inc. (a)	1,950	44,363
Zix Corp. (a)	1,084	6,255

		4,505,001

Materials - 5.8%
Chase Corp.	824	86,932
Clearwater Paper Corp. (a)	2,592	120,139
Greif, Inc. Class A	3,182	189,170
Hawkins, Inc.	94	4,423
Innophos Holdings, Inc.	931	39,372
Innospec, Inc.	2,326	148,864
Koppers Holdings, Inc. (a)	3,906	140,811
Materion Corp.	4,531	154,960
Minerals Technologies, Inc.	1,847	132,892
PH Glatfelter Co.	4,682	85,821
Schweitzer-Mauduit International, Inc.	790	29,451
SunCoke Energy, Inc. (a)	14,265	124,676
Trinseo SA	3,142	202,502
Worthington Industries, Inc.	3,685	154,660

		1,614,673

Real Estate - 5.3%
DiamondRock Hospitality Co. REIT	18,399	204,045
First Industrial Realty Trust, Inc. REIT	2,391	69,052
Franklin Street Properties Corp. REIT	5,700	64,125
GEO Group, Inc. REIT	2,765	82,784
Hersha Hospitality Trust REIT	4,472	83,224

See accompanying notes to schedules of investments.

Dynamic Small Cap Fund	3

SSGA Dynamic Small Cap Fund

Schedule of Investments, continued — May 31, 2017 (Unaudited)

Security Description	Shares	Value

Medical Properties Trust, Inc. REIT	4,480	$58,016
PS Business Parks, Inc. REIT	1,600	202,048
Ryman Hospitality Properties, Inc. REIT	3,364	216,675
Select Income REIT	2,700	64,422
Summit Hotel Properties, Inc. REIT	11,597	207,586
Sunstone Hotel Investors, Inc. REIT	6,652	103,838
Urstadt Biddle Properties, Inc. Class A, REIT	1,631	30,533
Xenia Hotels & Resorts, Inc. REIT	5,660	101,314

		1,487,662

Utilities - 2.2%
Avista Corp.	912	39,070
NorthWestern Corp.	3,501	216,922
ONE Gas, Inc.	1,643	116,078
Ormat Technologies, Inc.	2,503	148,979
Southwest Gas Holdings, Inc.	1,023	81,400

		602,449

Total Common Stocks (cost $24,436,040)		27,621,349

Rights - 0.0% (c)
Health Care - 0.0% (c)
Durata Therapeutics, Inc. (CVR) (expiring 12/31/18) (a)(d) (cost $0)	224	—

Security Description	Shares	Value
Short-Term Investments - 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.76% (e)(f)	415,291	$415,291
State Street Navigator Securities Lending Government Money Market Portfolio (e)(g)	184,004	184,004

Total Short-Term Investments (cost $599,295)		599,295

Total Investments - 101.4% (cost $25,035,335)		28,220,644

Liabilities in Excess of Other Assets - (1.4)%		(403,338)

Net Assets - 100.0%		$27,817,306

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at May 31, 2017.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of May 31, 2017, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended May 31, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at May 31, 2017.
(g)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

At May 31, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Depreciation

Russell 2000 Mini Index Futures (long)	06/16/2017	3	$205,365	$(665)

See accompanying notes to schedules of investments.

4	Dynamic Small Cap Fund

SSGA Dynamic Small Cap Fund

Schedule of Investments, continued — May 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Assets:

Investments:
Common Stocks
Consumer Discretionary	$3,741,191	$—	$—		$3,741,191
Consumer Staples	759,176	—	—		759,176
Energy	301,652	—	—		301,652
Financials	6,075,700	—	—		6,075,700
Health Care	3,444,588	—	—		3,444,588
Industrials	5,089,257	—	—		5,089,257
Information Technology	4,505,001	—	—		4,505,001
Materials	1,614,673	—	—		1,614,673
Real Estate	1,487,662	—	—		1,487,662
Utilities	602,449	—	—		602,449
Rights
Health Care	—	—	0	(a)	—
Short-Term Investments	599,295	—	—		599,295

Total Investments	$28,220,644	$—	$0		$28,220,644

Liabilities:

Other Financial Instruments:
Futures Contracts (b)	$(665)	$—	$—		$(665)

Total Other Financial Instruments	$(665)	$—	$—		$(665)

(a)	Fund held a Level 3 security that was valued at $0 at May 31, 2017.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 8/31/16	Value At 8/31/16	Shares Purchased	Shares Sold	Number of Shares Held at 5/31/17	Value at 5/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	742,691	327,400	415,291	$415,291	$439
State Street Institutional U.S. Government Money Market Fund, Premier Class	387,345	387,345	4,301,613	4,688,958	—	—	1,090
State Street Navigator Securities Lending Government Money Market Portfolio*	6,575,217	6,575,217	3,296,446	9,687,659	184,004	184,004	10,687

Total		$6,962,562				$599,295	$12,216

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to schedules of investments.

Dynamic Small Cap Fund	5

SSGA Enhanced Small Cap Fund

Schedule of Investments — May 31, 2017 (Unaudited)

Security Description	Shares	Value

Common Stocks - 97.1%
Consumer Discretionary - 11.6%
1-800-Flowers.com, Inc. Class A (a)	1,428	$14,280
Aaron’s, Inc.	5,449	198,997
American Axle & Manufacturing Holdings, Inc. (a)	1,866	28,195
American Eagle Outfitters, Inc.	3,374	38,801
American Public Education, Inc. (a)	1,599	35,178
Big 5 Sporting Goods Corp.	1,424	19,794
Big Lots, Inc.	3,798	185,456
BJ’s Restaurants, Inc. (a)	565	25,312
Bloomin’ Brands, Inc.	7,698	154,191
Bob Evans Farms, Inc.	2,539	178,771
Caleres, Inc.	4,904	134,075
Capella Education Co.	930	80,491
Cato Corp. Class A	1,449	29,212
Chico’s FAS, Inc.	11,850	112,101
Children’s Place, Inc.	445	48,149
Cooper Tire & Rubber Co.	2,698	97,128
Cooper-Standard Holdings, Inc. (a)	818	88,352
Culp, Inc.	989	31,747
Dana, Inc.	10,308	217,705
Dave & Buster’s Entertainment, Inc. (a)	455	30,349
Denny’s Corp. (a)	1,302	15,494
Express, Inc. (a)	4,795	37,209
Flexsteel Industries, Inc.	584	29,580
Gerber Scientific, Inc. (b)	600	—
Gray Television, Inc. (a)	5,482	66,058
Group 1 Automotive, Inc.	2,381	143,217
Haverty Furniture Cos., Inc.	245	5,868
Helen of Troy, Ltd. (a)	1,098	99,918
Jack in the Box, Inc.	54	5,755
Johnson Outdoors, Inc. Class A	1,189	51,056
K12, Inc. (a)	8,188	154,180
La Quinta Holdings, Inc. (a)	9,148	126,791
La-Z-Boy, Inc.	5,625	149,062
Libbey, Inc.	765	6,250
Liberty TripAdvisor Holdings, Inc. Class A (a)	9,356	110,869
Malibu Boats, Inc. Class A (a)	6,683	162,063
Marcus Corp.	2,348	77,484
MCBC Holdings, Inc.	2,192	42,152
Monarch Casino & Resort, Inc. (a)	2,638	79,536
Movado Group, Inc.	2,149	45,344
MSG Networks, Inc. Class A (a)	6,967	146,655
National CineMedia, Inc.	9,106	66,201
New York Times Co. Class A	2,054	36,150
Pier 1 Imports, Inc.	5,070	25,401
Pinnacle Entertainment, Inc. (a)	2,096	41,061
Potbelly Corp. (a)	3,760	43,240
Ruth’s Hospitality Group, Inc.	7,980	172,368
Salem Media Group, Inc.	835	5,720
Shoe Carnival, Inc.	2,346	47,976

Security Description	Shares	Value
Sonic Corp.	1,078	$31,499
Stoneridge, Inc. (a)	4,624	71,487
Superior Industries International, Inc.	1,666	32,487
Taylor Morrison Home Corp. Class A (a)	2,071	48,151
Townsquare Media, Inc. Class A (a)	319	3,209
Wolverine World Wide, Inc.	396	10,296

		3,938,071

Consumer Staples - 3.1%
Central Garden & Pet Co. Class A (a)	3,617	104,568
Darling Ingredients, Inc. (a)	13,275	208,019
Dean Foods Co.	8,826	160,986
Fresh Del Monte Produce, Inc.	791	40,088
Lancaster Colony Corp.	196	24,271
Medifast, Inc.	1,566	65,161
Natural Health Trends Corp.	477	13,289
Nutraceutical International Corp.	1,256	52,438
Omega Protein Corp.	1,281	22,353
Performance Food Group Co. (a)	136	3,849
Sanderson Farms, Inc.	1,180	140,066
Seneca Foods Corp. Class A (a)	332	10,226
SpartanNash Co.	4,764	141,967
SUPERVALU, Inc. (a)	15,476	59,583
Village Super Market, Inc. Class A	739	18,386

		1,065,250

Energy - 2.6%
Adams Resources & Energy, Inc.	542	21,610
Archrock, Inc.	10,992	115,416
CVR Energy, Inc.	2,215	44,211
DHT Holdings, Inc.	11,854	50,024
Evolution Petroleum Corp.	605	4,417
International Seaways, Inc. (a)	1,931	38,195
Matrix Service Co. (a)	6,868	55,974
McDermott International, Inc. (a)	20,986	130,323
Oasis Petroleum, Inc. (a)	7,925	77,348
Overseas Shipholding Group, Inc. Class A (a)	6,250	16,500
Pioneer Energy Services Corp. (a)	14,972	36,681
REX American Resources Corp. (a)	176	16,741
Scorpio Tankers, Inc.	7,062	26,271
SemGroup Corp. Class A	2,872	89,032
Teekay Corp. (c)	15,248	93,165
Unit Corp. (a)	2,283	40,706
Westmoreland Coal Co. (a)	2,305	15,144

		871,758

Financials - 17.9%
AG Mortgage Investment Trust, Inc. REIT	1,326	24,703
AMERISAFE, Inc.	1,768	91,582

See accompanying notes to schedules of investments.

6	Enhanced Small Cap Fund

SSGA Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2017 (Unaudited)

Security Description	Shares	Value

Anworth Mortgage Asset Corp. REIT	22,859	$138,297
Ares Commercial Real Estate Corp. REIT	7,824	103,512
Argo Group International Holdings, Ltd.	2,743	169,792
BancorpSouth, Inc.	6,794	194,988
Berkshire Hills Bancorp, Inc.	4,812	172,510
Boston Private Financial Holdings, Inc.	4,689	67,990
Capital City Bank Group, Inc.	442	8,292
Capitol Federal Financial, Inc.	1,375	19,002
Cathay General Bancorp	1,995	70,822
CenterState Banks, Inc.	6,111	146,908
Central Pacific Financial Corp.	5,124	155,001
Central Valley Community Bancorp	464	9,688
Chemical Financial Corp.	179	8,050
CNO Financial Group, Inc.	9,869	202,216
Columbia Banking System, Inc.	244	8,957
CYS Investments, Inc. REIT	12,589	106,125
Employers Holdings, Inc.	2,741	109,777
Essent Group, Ltd. (a)	5,344	193,827
Farmers Capital Bank Corp.	134	5,119
Fidelity & Guaranty Life	127	3,918
Fifth Street Asset Management, Inc.	1,613	6,049
First Bancorp/Southern Pines	1,221	33,895
First Busey Corp.	895	25,409
First Business Financial Services, Inc.	468	10,694
First Commonwealth Financial Corp.	12,864	157,970
First Community Bancshares, Inc.	144	3,672
First Financial Bancorp	3,345	83,792
First Financial Corp.	144	6,559
First Interstate BancSystem, Inc. Class A	4,184	146,022
Flagstar Bancorp, Inc. (a)	2,181	63,009
Flushing Financial Corp.	702	19,502
FNB Corp.	13,049	172,247
Fulton Financial Corp.	11,206	196,105
GAIN Capital Holdings, Inc.	3,501	20,481
Great Southern Bancorp, Inc.	507	24,818
Great Western Bancorp, Inc.	4,752	179,911
Green Bancorp, Inc. (a)	1,403	26,727
Hancock Holding Co.	278	12,844
Hanmi Financial Corp.	302	8,033
Heritage Financial Corp.	344	8,204
Hilltop Holdings, Inc.	6,402	159,986
Horace Mann Educators Corp.	1,669	63,839
Horizon Bancorp	204	5,190
IBERIABANK Corp.	1,101	84,997
Independent Bank Corp.	2,105	42,837
International Bancshares Corp.	1,874	62,123
Invesco Mortgage Capital, Inc. REIT	2,416	38,994
Investors Bancorp, Inc.	16,247	214,948
James River Group Holdings, Ltd.	3,235	128,235

Security Description	Shares	Value
Lakeland Bancorp, Inc.	848	$15,900
MainSource Financial Group, Inc.	1,084	35,100
MB Financial, Inc.	1,121	46,163
Mercantile Bank Corp.	424	13,174
MGIC Investment Corp. (a)	20,172	213,420
Midland States Bancorp, Inc.	172	6,010
Moelis & Co. Class A	564	19,796
MTGE Investment Corp. REIT	6,458	117,858
National Bank Holdings Corp. Class A	325	9,919
Nelnet, Inc. Class A	152	5,975
Old National Bancorp	10,984	173,547
OM Asset Management PLC	11,112	155,123
Oritani Financial Corp.	538	8,904
Peoples Bancorp, Inc.	770	23,292
Piper Jaffray Cos.	1,438	84,339
Preferred Bank	1,700	84,847
Prosperity Bancshares, Inc.	136	8,519
Provident Financial Services, Inc.	392	9,149
Pzena Investment Management, Inc. Class A	341	2,956
Radian Group, Inc.	9,142	146,821
Regional Management Corp. (a)	1,388	27,760
Sandy Spring Bancorp, Inc.	898	34,456
Selective Insurance Group, Inc.	181	9,249
Shore Bancshares, Inc.	629	10,020
TriCo Bancshares	283	9,871
Triumph Bancorp, Inc. (a)	386	8,801
Umpqua Holdings Corp.	11,426	193,614
Union Bankshares Corp.	2,076	69,754
United Community Banks, Inc.	6,323	162,944
United Community Financial Corp.	2,682	21,215
United Financial Bancorp, Inc.	3,066	49,639
Waddell & Reed Financial, Inc. Class A	1,562	26,148
Washington Federal, Inc.	6,067	193,841
Webster Financial Corp.	1,107	53,933

		6,070,225

Health Care - 13.0%
Aduro Biotech, Inc. (a)	1,498	14,980
Aerie Pharmaceuticals, Inc. (a)	381	21,126
AMAG Pharmaceuticals, Inc. (a)	125	2,163
Amedisys, Inc. (a)	838	50,213
AngioDynamics, Inc. (a)	1,097	16,543
ANI Pharmaceuticals, Inc. (a)	2,259	98,696
Atrion Corp.	63	34,754
BioCryst Pharmaceuticals, Inc. (a)	5,510	28,376
BioSpecifics Technologies Corp. (a)	383	19,851
BioTelemetry, Inc. (a)	1,766	50,949
Blueprint Medicines Corp. (a)	3,758	134,837
Cantel Medical Corp.	1,261	98,131
Cara Therapeutics, Inc. (a)	4,352	72,069
Cardiovascular Systems, Inc. (a)	2,774	83,303

See accompanying notes to schedules of investments.

Enhanced Small Cap Fund	7

SSGA Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2017 (Unaudited)

Security Description	Shares	Value

Catalent, Inc. (a)	3,005	$106,768
Celldex Therapeutics, Inc. (a)	1,419	4,016
Chemed Corp.	859	175,803
Coherus Biosciences, Inc. (a)	1,136	22,436
Concert Pharmaceuticals, Inc. (a)	1,420	17,835
CorVel Corp. (a)	121	5,639
Cotiviti Holdings, Inc. (a)	2,723	103,828
CytomX Therapeutics, Inc. (a)	1,211	17,063
Dynavax Technologies Corp. (a)	2,952	16,236
Emergent BioSolutions, Inc. (a)	2,770	88,446
Enanta Pharmaceuticals, Inc. (a)	115	3,459
Epizyme, Inc. (a)	4,377	62,591
Esperion Therapeutics, Inc. (a)	191	6,116
Exelixis, Inc. (a)	8,586	160,644
FibroGen, Inc. (a)	227	5,970
Globus Medical, Inc. Class A (a)	198	6,089
HealthSouth Corp.	3,749	169,942
HMS Holdings Corp. (a)	9,402	171,304
ICU Medical, Inc. (a)	264	42,583
INC Research Holdings, Inc. Class A (a)	3,352	190,561
Innoviva, Inc. (a)	11,851	144,819
Insys Therapeutics, Inc. (a)(c)	2,331	34,266
Integra LifeSciences Holdings Corp. (a)	144	7,250
Karyopharm Therapeutics, Inc. (a)	3,506	28,469
LeMaitre Vascular, Inc.	4,901	149,775
Lexicon Pharmaceuticals, Inc. (a)	2,276	31,523
Magellan Health, Inc. (a)	2,294	157,712
Masimo Corp. (a)	2,463	214,380
Medpace Holdings, Inc. (a)	416	11,573
Merit Medical Systems, Inc. (a)	5,574	197,877
Myriad Genetics, Inc. (a)	1,739	35,389
National HealthCare Corp.	208	14,248
Natus Medical, Inc. (a)	327	11,085
NuVasive, Inc. (a)	33	2,476
OraSure Technologies, Inc. (a)	11,492	173,184
Owens & Minor, Inc.	5,204	165,904
PAREXEL International Corp. (a)	103	8,324
PDL BioPharma, Inc.	59,667	142,604
PRA Health Sciences, Inc. (a)	2,537	183,298
Puma Biotechnology, Inc. (a)	103	7,880
Repligen Corp. (a)	384	15,068
RTI Surgical, Inc. (a)	2,889	14,878
Sage Therapeutics, Inc. (a)	1,951	128,981
Sangamo Therapeutics, Inc. (a)	1,288	8,758
Sarepta Therapeutics, Inc. (a)	940	28,050
SciClone Pharmaceuticals, Inc. (a)	6,408	60,876
Spark Therapeutics, Inc. (a)	2,831	144,183
Surmodics, Inc. (a)	981	23,936
TG Therapeutics, Inc. (a)(c)	1,313	14,771
Theravance Biopharma, Inc. (a)	705	25,732
Ultragenyx Pharmaceutical, Inc. (a)	170	9,155
US Physical Therapy, Inc.	98	6,199

Security Description	Shares	Value
Utah Medical Products, Inc.	374	$25,133
Vanda Pharmaceuticals, Inc. (a)	5,566	76,532
Veracyte, Inc. (a)	1,188	9,670
vTv Therapeutics, Inc. Class A (a)	1,159	5,772

		4,423,050

Industrials - 14.2%
AAR Corp.	4,930	172,254
ABM Industries, Inc.	1,503	64,689
ACCO Brands Corp. (a)	13,548	153,770
Aegion Corp. (a)	4,623	91,489
Aircastle, Ltd.	3,313	72,323
Altra Industrial Motion Corp.	1,615	69,768
Applied Industrial Technologies, Inc.	2,992	184,756
Barnes Group, Inc.	3,754	212,439
Beacon Roofing Supply, Inc. (a)	869	41,912
Brady Corp. Class A	174	6,247
Briggs & Stratton Corp.	2,955	70,270
Comfort Systems USA, Inc.	1,985	68,383
Continental Building Products, Inc. (a)	6,592	160,845
Costamare, Inc.	1,792	11,738
Curtiss-Wright Corp.	2,224	200,227
EMCOR Group, Inc.	2,939	185,216
EnerSys	2,522	186,779
Ennis, Inc.	6,033	96,830
Federal Signal Corp.	9,341	146,467
Global Brass & Copper Holdings, Inc.	1,463	44,329
Greenbrier Cos., Inc.	3,964	175,407
H&E Equipment Services, Inc.	2,009	39,959
Harsco Corp. (a)	2,948	43,925
Hawaiian Holdings, Inc. (a)	2,882	144,388
Herman Miller, Inc.	4,971	156,835
Hub Group, Inc. Class A (a)	3,704	132,788
Interface, Inc.	2,041	41,942
Kadant, Inc.	1,529	117,504
Kforce, Inc.	2,736	49,248
Kimball International, Inc. Class B	1,708	29,343
Marten Transport, Ltd.	1,814	44,896
McGrath RentCorp	854	28,327
Meritor, Inc. (a)	10,825	168,545
Mistras Group, Inc. (a)	1,716	35,899
Mobile Mini, Inc.	1,137	31,836
Moog, Inc. Class A (a)	165	11,557
MRC Global, Inc. (a)	5,684	102,596
MYR Group, Inc. (a)	2,381	69,906
Navigant Consulting, Inc. (a)	722	14,072
NCI Building Systems, Inc. (a)	8,583	142,907
Neff Corp. Class A (a)	2,572	43,724
Park-Ohio Holdings Corp.	226	8,385
Quad/Graphics, Inc.	5,759	128,253
Resources Connection, Inc.	8,125	101,969
RPX Corp. (a)	5,845	77,388

See accompanying notes to schedules of investments.

8	Enhanced Small Cap Fund

SSGA Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2017 (Unaudited)

Security Description	Shares	Value

Rush Enterprises, Inc. Class A (a)	536	$19,216
SkyWest, Inc.	2,645	90,723
SPX Corp. (a)	858	20,669
Steelcase, Inc. Class A	9,155	153,346
Tetra Tech, Inc.	468	21,505
TriNet Group, Inc. (a)	2,428	75,098
TrueBlue, Inc. (a)	1,992	53,485
Vectrus, Inc. (a)	869	25,635
Wabash National Corp.	7,936	158,641
YRC Worldwide, Inc. (a)	2,438	22,405

		4,823,053

Information Technology - 17.4%
3D Systems Corp. (a)(c)	1,529	31,268
A10 Networks, Inc. (a)	9,774	79,854
Advanced Energy Industries, Inc. (a)	2,561	197,018
American Software, Inc. Class A	1,236	13,275
Amkor Technology, Inc. (a)	14,614	165,723
Aspen Technology, Inc. (a)	3,922	239,870
Bankrate, Inc. (a)	14,364	150,104
Barracuda Networks, Inc. (a)	3,269	71,656
Belden, Inc.	410	29,110
Benchmark Electronics, Inc. (a)	5,451	176,067
Blucora, Inc. (a)	872	17,876
Cardtronics PLC Class A (a)	110	3,768
Cohu, Inc.	760	13,931
CommVault Systems, Inc. (a)	3,224	180,947
Convergys Corp.	2,347	57,056
CSG Systems International, Inc.	3,362	134,110
DHI Group, Inc. (a)	15,630	44,546
DSP Group, Inc. (a)	377	4,467
Eastman Kodak Co. (a)	312	2,886
Entegris, Inc. (a)	6,092	150,472
Extreme Networks, Inc. (a)	9,747	93,864
FormFactor, Inc. (a)	3,647	53,611
Hackett Group, Inc.	2,031	29,774
Insight Enterprises, Inc. (a)	4,192	174,136
Integrated Device Technology, Inc. (a)	3,164	80,935
IXYS Corp.	3,505	51,699
j2 Global, Inc.	2,629	222,466
Liquidity Services, Inc. (a)	4,784	29,661
Meet Group, Inc. (a)	23,323	107,985
Methode Electronics, Inc.	4,062	163,089
Nanometrics, Inc. (a)	2,348	65,274
NETGEAR, Inc. (a)	1,017	42,663
Perficient, Inc. (a)	6,535	112,859
Photronics, Inc. (a)	2,086	20,964
Plantronics, Inc.	3,360	177,811
Plexus Corp. (a)	2,341	121,685
Power Integrations, Inc.	1,975	132,226
Progress Software Corp.	5,784	168,893
QAD, Inc. Class A	1,737	56,539
RingCentral, Inc. Class A (a)	5,927	202,111

Security Description	Shares	Value
Rudolph Technologies, Inc. (a)	6,957	$166,272
Sanmina Corp. (a)	5,121	187,429
Science Applications International Corp.	2,563	194,762
Semtech Corp. (a)	5,405	206,471
ShoreTel, Inc. (a)	6,188	35,890
Super Micro Computer, Inc. (a)	290	7,134
Sykes Enterprises, Inc. (a)	4,139	137,953
Tech Data Corp. (a)	134	12,994
TeleTech Holdings, Inc.	91	3,872
TiVo Corp.	3,841	68,370
Travelport Worldwide, Ltd.	11,347	153,184
TTM Technologies, Inc. (a)	10,494	170,423
Viavi Solutions, Inc. (a)	17,685	198,603
Vishay Intertechnology, Inc.	9,948	162,650
Web.com Group, Inc. (a)	2,351	53,485
Xcerra Corp. (a)	2,633	25,566
XO Group, Inc. (a)	2,122	35,034
Xperi Corp.	4,286	131,366
Zix Corp. (a)	15,415	88,945

		5,912,652

Materials - 5.1%
Chase Corp.	264	27,852
Clearwater Paper Corp. (a)	625	28,969
Cliffs Natural Resources, Inc. (a)	10,503	61,863
Commercial Metals Co.	6,647	120,311
FutureFuel Corp.	4,344	58,818
Greif, Inc. Class A	2,654	157,780
HB Fuller Co.	3,683	186,912
Innophos Holdings, Inc.	541	22,879
Innospec, Inc.	379	24,256
Kaiser Aluminum Corp.	506	41,674
Koppers Holdings, Inc. (a)	4,216	151,987
Materion Corp.	1,539	52,634
Minerals Technologies, Inc.	56	4,029
OMNOVA Solutions, Inc. (a)	1,849	15,994
PolyOne Corp.	5,601	209,141
Ryerson Holding Corp. (a)	981	8,191
Schweitzer-Mauduit International, Inc.	2,392	89,174
Stepan Co.	1,573	133,107
Trinseo SA	2,781	179,235
Worthington Industries, Inc.	3,431	143,999

		1,718,805

Real Estate - 7.8%
Agree Realty Corp. REIT	2,090	95,158
Armada Hoffler Properties, Inc. REIT	6,657	87,939
CareTrust REIT, Inc.	3,900	71,175
Chatham Lodging Trust REIT	2,534	50,300
City Office REIT, Inc.	645	7,927
DiamondRock Hospitality Co. REIT	13,798	153,020

See accompanying notes to schedules of investments.

Enhanced Small Cap Fund	9

SSGA Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2017 (Unaudited)

Security Description	Shares	Value

FelCor Lodging Trust, Inc.	2,450	$17,566
First Industrial Realty Trust, Inc. REIT	6,725	194,218
First Potomac Realty Trust	2,502	27,372
Four Corners Property Trust, Inc. REIT	2,073	51,037
GEO Group, Inc. REIT	3,526	105,568
Gramercy Property Trust REIT	181	5,349
Hersha Hospitality Trust REIT	7,244	134,811
HFF, Inc. Class A	5,322	165,993
Hudson Pacific Properties, Inc. REIT	175	5,733
Kite Realty Group Trust REIT	6,552	117,739
Lexington Realty Trust REIT	11,796	113,360
Mack-Cali Realty Corp. REIT	1,438	38,265
Medical Properties Trust, Inc. REIT	16,372	212,017
New Senior Investment Group, Inc. REIT	5,850	55,809
NexPoint Residential Trust, Inc.	1,547	37,376
NorthStar Realty Europe Corp. REIT	4,540	55,388
PS Business Parks, Inc. REIT	675	85,239
Ryman Hospitality Properties, Inc. REIT	3,136	201,990
Saul Centers, Inc. REIT	425	24,352
STAG Industrial, Inc. REIT	214	5,774
Summit Hotel Properties, Inc. REIT	11,060	197,974
Sunstone Hotel Investors, Inc. REIT	13,767	214,903
Universal Health Realty Income Trust REIT	71	5,094
Urstadt Biddle Properties, Inc. Class A, REIT	1,853	34,688
Xenia Hotels & Resorts, Inc. REIT	4,256	76,182

		2,649,316

Telecommunication Services - 0.9%
Cincinnati Bell, Inc. (a)	5,058	85,986
IDT Corp. Class B	1,167	19,792
Spok Holdings, Inc.	2,414	42,004
Vonage Holdings Corp. (a)	23,615	163,180

		310,962

Utilities - 3.5%
ALLETE, Inc.	274	20,109
Atlantic Power Corp. (a)	4,948	11,628
Avista Corp.	4,515	193,423
Chesapeake Utilities Corp.	809	60,068

Security Description	Shares	Value
El Paso Electric Co.	700	$37,800
IDACORP, Inc.	2,184	190,663
NorthWestern Corp.	355	21,996
NRG Yield, Inc. Class A	7,834	134,745
ONE Gas, Inc.	369	26,070
PNM Resources, Inc.	4,833	186,070
Portland General Electric Co.	2,366	112,006
Southwest Gas Holdings, Inc.	1,906	151,660
Spire, Inc.	575	40,739

		1,186,977

Total Common Stocks (cost $28,054,207)		32,970,119

Short-Term Investments - 3.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.76% (d)(e)	991,814	991,814
State Street Navigator Securities Lending Government Money Market Portfolio (d)(f)	221,652	221,652

Total Short-Term Investments (cost $1,213,466)		1,213,466

Total Investments - 100.7% (cost $29,267,673)		34,183,585

Liabilities in Excess of Other Assets - (0.7)%		(222,149)

Net Assets - 100.0%		$33,961,436

(a)	Non-income producing security.
(b)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of May 31, 2017, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(c)	All or a portion of the shares of the security are on loan at May 31, 2017.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended May 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at May 31, 2017.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At May 31, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Depreciation

Russell 2000 Mini Index Futures (long)	06/16/2017	13	$889,915	$(10,732)

See accompanying notes to schedules of investments.

10	Enhanced Small Cap Fund

SSGA Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Assets:

Investments:
Common Stocks
Consumer Discretionary	$3,938,071	$—	$0	(a)	$3,938,071
Consumer Staples	1,065,250	—	—		1,065,250
Energy	871,758	—	—		871,758
Financials	6,070,225	—	—		6,070,225
Health Care	4,423,050	—	—		4,423,050
Industrials	4,823,053	—	—		4,823,053
Information Technology	5,912,652	—	—		5,912,652
Materials	1,718,805	—	—		1,718,805
Real Estate	2,649,316	—	—		2,649,316
Telecommunication Services	310,962	—	—		310,962
Utilities	1,186,977	—	—		1,186,977
Short-Term Investments	1,213,466	—	—		1,213,466

Total Investments	$34,183,585	$—	$0		$34,183,585

Liabilities:

Other Financial Instruments:
Futures Contracts (b)	$(10,732)	$—	$—		$(10,732)

Total Other Financial Instruments	$(10,732)	$—	$—		$(10,732)

(a)	Fund held a Level 3 security that was valued at $0 at May 31, 2017.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 8/31/16	Value At 8/31/16	Shares Purchased	Shares Sold	Number of Shares Held at 5/31/17	Value at 5/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	1,375,247	383,433	991,814	$991,814	$1,525
State Street Institutional U.S. Government Money Market Fund, Premier Class	456,643	456,643	6,920,032	7,376,675	—	—	2,489
State Street Navigator Securities Lending Government Money Market Portfolio*	—	—	732,129	510,477	221,652	221,652	317

Total		$456,643				$1,213,466	$4,331

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to schedules of investments.

Enhanced Small Cap Fund	11

State Street Disciplined Emerging Markets Equity Fund

Schedule of Investments — May 31, 2017 (Unaudited)

Security Description	Shares	Value

Common Stocks - 99.2%
Brazil - 0.8%
Braskem SA Class A, Preference Shares	23,100	$236,500
Itau Unibanco Holding SA Preference Shares	23,800	261,466
Itausa - Investimentos Itau SA	82	219
Itausa - Investimentos Itau SA Preference Shares	71,638	198,136

		696,321

Chile - 0.8%
Banco de Chile	1,739,202	221,595
Engie Energia Chile SA	303,962	549,008

		770,603

China - 17.6%
Agricultural Bank of China, Ltd. Class H (a)	494,000	239,629
China Communications Services Corp., Ltd. Class H	2,702,000	1,605,413
China Mobile, Ltd.	200,700	2,226,552
China Railway Construction Corp., Ltd. Class H	1,284,500	1,763,755
Chongqing Rural Commercial Bank Co., Ltd. Class H	133,000	90,970
Guangdong Provincial Expressway Development Co., Ltd. Class B	1,864,900	1,443,090
Guangzhou Automobile Group Co., Ltd. Class H	910,000	1,527,459
Industrial & Commercial Bank of China, Ltd. Class H	891,000	595,711
Jiangsu Expressway Co., Ltd. Class H	466,000	676,944
Shanghai Electric Group Co., Ltd. Class H (a)(b)	392,000	170,029
Tencent Holdings, Ltd.	86,300	2,963,584
Wuxi Little Swan Co., Ltd. Class B	336,650	1,311,166
Zhejiang Expressway Co., Ltd. Class H	1,022,000	1,198,719

		15,813,021

Czech Republic - 3.9%
O2 Czech Republic A/S	213,890	2,574,066
Pegas Nonwovens SA	12,924	527,814
Philip Morris CR A/S	615	369,013

		3,470,893

Egypt - 0.5%
Commercial International Bank Egypt SAE	97,378	445,195

Security Description	Shares	Value
Greece - 0.8%
Aegean Airlines SA	42,381	$356,113
Motor Oil Hellas Corinth Refineries SA	20,381	392,420

		748,533

Hungary - 3.7%
Magyar Telekom Telecommunications PLC	274,371	456,955
OTP Bank PLC	15,455	481,846
Richter Gedeon Nyrt	91,883	2,348,659

		3,287,460

India - 10.8%
Akzo Nobel India, Ltd.	9,099	252,655
Bajaj Auto, Ltd.	24,399	1,076,230
Bharat Petroleum Corp., Ltd.	190,915	2,197,505
Divi’s Laboratories, Ltd. (a)	27,017	243,768
Finolex Industries, Ltd.	32,187	303,811
Indiabulls Housing Finance, Ltd.	12,776	229,817
Indraprastha Gas, Ltd.	45,228	753,111
Infosys, Ltd.	90,263	1,366,886
ITC, Ltd.	52,969	255,978
Jagran Prakashan, Ltd. (a)	63,300	176,057
Marico, Ltd.	210,556	1,024,715
Reliance Industries, Ltd. (a)	48,753	1,013,068
Vardhman Textiles, Ltd. (a)	17,448	350,745
Zee Entertainment Enterprises, Ltd.	54,763	436,992

		9,681,338

Indonesia - 5.5%
Bank Central Asia Tbk PT	168,000	216,307
Bank Rakyat Indonesia Persero Tbk PT	500,500	543,899
Bank Tabungan Negara Persero Tbk PT	8,626,900	1,619,163
Telekomunikasi Indonesia Persero Tbk PT	7,974,400	2,604,252

		4,983,621

Malaysia - 5.6%
Malayan Banking Bhd	257,838	568,689
MISC Bhd	624,700	1,094,685
Padini Holdings Bhd	291,500	239,057
PPB Group Bhd	115,700	454,150
Public Bank Bhd	428,100	2,006,469
Scientex Bhd	333,800	641,863

		5,004,913

Philippines - 5.4%
Cebu Air, Inc.	253,180	516,279
Globe Telecom, Inc.	23,045	976,895

See accompanying notes to schedules of investments.

12	State Street Disciplined Emerging Markets Equity Fund

State Street Disciplined Emerging Markets Equity Fund

Schedule of Investments, continued — May 31, 2017 (Unaudited)

Security Description	Shares	Value

JG Summit Holdings, Inc.	189,970	$303,990
Manila Water Co., Inc.	1,208,700	781,921
Metro Pacific Investments Corp.	17,993,000	2,266,522

		4,845,607

Poland - 2.9%
Asseco Poland SA	26,217	341,098
Netia SA	87,832	102,941
Neuca SA	4,749	492,128
Polski Koncern Naftowy Orlen SA	46,208	1,318,525
Polskie Gornictwo Naftowe i Gazownictwo SA	186,109	317,682

		2,572,374

Qatar - 6.2%
Commercial Bank QSC (a)	58,696	501,331
Industries Qatar QSC	1,874	52,702
Masraf Al Rayan QSC	94,758	1,152,856
Ooredoo QSC	77,389	2,216,761
Qatar Islamic Bank SAQ	56,953	1,598,538

		5,522,188

South Korea - 6.3%
KT Corp.	37,304	1,084,535
KT&G Corp.	11,030	1,093,542
Samsung Electronics Co., Ltd.	752	1,501,179
Samsung Electronics Co., Ltd. Preference Shares	716	1,118,510
Woori Bank	64,325	879,040

		5,676,806

Taiwan - 13.4%
Chunghwa Telecom Co., Ltd.	653,000	2,333,771
E.Sun Financial Holding Co., Ltd.	958,992	593,014
First Financial Holding Co., Ltd.	1,622,000	1,038,050
Formosa Plastics Corp.	367,000	1,094,448
Greatek Electronics, Inc.	212,000	315,050
Hon Hai Precision Industry Co., Ltd.	421,651	1,443,866
Powertech Technology, Inc.	272,000	835,560
Sampo Corp.	799,000	463,531
Taiwan Semiconductor Manufacturing Co., Ltd.	396,782	2,677,840
Taiwan Shin Kong Security Co., Ltd.	288,000	374,374
Ttet Union Corp.	65,000	199,890
Uni-President Enterprises Corp.	185,960	371,561
Zeng Hsing Industrial Co., Ltd.	55,000	261,478

		12,002,433

Security Description	Shares	Value
Thailand - 8.5%
Advanced Info Service PCL	90,200	$458,150
Airports of Thailand PCL	1,531,700	1,911,252
GFPT PCL	1,324,300	730,970
Krung Thai Bank PCL	3,904,000	2,189,266
PTT PCL	40,600	468,462
Thai Oil PCL	206,300	466,386
Thai Vegetable Oil PCL	958,000	843,805
Thanachart Capital PCL	379,300	523,403

		7,591,694

Turkey - 0.4%
Tofas Turk Otomobil Fabrikasi A/S	39,360	326,894

United Arab Emirates - 6.1%
Abu Dhabi Commercial Bank PJSC	692,197	1,375,725
DAMAC Properties Dubai Co. PJSC	1,690,468	1,376,123
Dubai Islamic Bank PJSC	1,295,145	2,048,677
National Bank of Abu Dhabi PJSC	219,825	631,406

		5,431,931

Total Common Stocks (cost $65,165,729)		88,871,825

Short-Term Investments - 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.76% (c)(d)	114,452	114,452
State Street Navigator Securities Lending Government Money Market Portfolio (c)(e)	166,600	166,600

Total Short-Term Investments (cost $281,052)		281,052

Total Investments - 99.5% (cost $65,446,781)		89,152,877

Other Assets in Excess of Liabilities - 0.5%		435,868

Net Assets - 100.0%		$89,588,745

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at May 31, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended May 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at May 31, 2017.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to schedules of investments.

State Street Disciplined Emerging Markets Equity Fund	13

State Street Disciplined Emerging Markets Equity Fund

Schedule of Investments, continued — May 31, 2017 (Unaudited)

At May 31, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
Mini MSCI Emerging Markets Index (long)	06/16/2017	17	$853,230	$11,220

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Assets:

Investments:
Common Stocks
Brazil	$696,321	$—	$—	$696,321
Chile	770,603	—	—	770,603
China	15,813,021	—	—	15,813,021
Czech Republic	3,470,893	—	—	3,470,893
Egypt	445,195	—	—	445,195
Greece	748,533	—	—	748,533
Hungary	3,287,460	—	—	3,287,460
India	9,681,338	—	—	9,681,338
Indonesia	4,983,621	—	—	4,983,621
Malaysia	5,004,913	—	—	5,004,913
Philippines	4,845,607	—	—	4,845,607
Poland	2,572,374	—	—	2,572,374
Qatar	5,522,188	—	—	5,522,188
South Korea	5,676,806	—	—	5,676,806
Taiwan	12,002,433	—	—	12,002,433
Thailand	—	7,591,694	—	7,591,694
Turkey	326,894	—	—	326,894
United Arab Emirates	5,431,931	—	—	5,431,931
Short-Term Investments	281,052	—	—	281,052

Total Investments	$81,561,183	$7,591,694	$—	$89,152,877

Other Financial Instruments:
Futures Contracts (a)	11,220	—	—	11,220

Total Investments and Other Financial Instruments	$81,572,403	$7,591,694	$—	$89,164,097

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to schedules of investments.

14	State Street Disciplined Emerging Markets Equity Fund

State Street Disciplined Emerging Markets Equity Fund

Schedule of Investments, continued — May 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 8/31/16	Value At 8/31/16	Shares Purchased	Shares Sold	Number of Shares Held at 5/31/17	Value at 5/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	2,060,920	1,946,468	114,452	$114,452	$2,945
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,907,188	1,907,188	19,933,373	21,840,561	—	—	5,080
State Street Navigator Securities Lending Government Money Market Portfolio*	554,832	554,832	282,859	671,091	166,600	166,600	364

Total		$2,462,020				$281,052	$8,389

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to schedules of investments.

State Street Disciplined Emerging Markets Equity Fund	15

SSGA International Stock Selection Fund

Schedule of Investments — May 31, 2017 (Unaudited)

Security Description	Shares	Value

Common Stocks - 97.7%
Australia - 7.7%
Asaleo Care, Ltd.	524,361	$545,477
Aurizon Holdings, Ltd.	242,930	992,801
Caltex Australia, Ltd.	26,506	651,126
Coca-Cola Amatil, Ltd.	172,216	1,195,194
CSR, Ltd.	727,730	2,254,886
Dexus REIT	316,865	2,446,290
Downer EDI, Ltd.	613,969	2,919,743
GPT Group REIT	257,827	1,003,871
Mirvac Group REIT	2,018,741	3,420,059
Qantas Airways, Ltd.	1,304,910	4,857,765
Scentre Group REIT	511,583	1,619,362
Stockland REIT	710,110	2,490,496

		24,397,070

Denmark - 3.4%
Danske Bank A/S	142,361	5,347,044
Sydbank A/S	16,968	608,613
TDC A/S	140,348	837,876
Vestas Wind Systems A/S	45,185	4,015,944

		10,809,477

Finland - 1.8%
Orion Oyj Class B	31,596	2,044,417
Stora Enso Oyj Class R	182,499	2,308,414
UPM-Kymmene Oyj	42,814	1,207,187

		5,560,018

France - 8.6%
AXA SA	78,536	2,094,423
Cie de Saint-Gobain (a)	76,036	4,251,531
Cie Generale des Etablissements Michelin	14,221	1,789,217
CNP Assurances	89,207	1,962,124
Natixis SA (a)	231,472	1,528,941
Peugeot SA	42,553	838,923
Renault SA	14,208	1,326,162
Sanofi (a)	72,856	7,216,075
SCOR SE	19,673	774,482
Societe Generale SA (a)	48,112	2,522,354
TOTAL SA	50,339	2,673,037

		26,977,269

Germany - 6.5%
BASF SE	46,142	4,345,728
Bayer AG	56,123	7,445,702
Deutsche Post AG	72,285	2,640,261
Fresenius SE & Co. KGaA	9,944	851,310
METRO AG	70,095	2,346,487
OSRAM Licht AG	14,401	1,102,810
Suedzucker AG	81,369	1,740,367

		20,472,665

Security Description	Shares	Value
Hong Kong - 6.4%
BOC Hong Kong Holdings, Ltd.	1,159,000	$5,227,923
CLP Holdings, Ltd.	120,000	1,312,022
HKT Trust & HKT, Ltd.	706,000	924,113
Jardine Matheson Holdings, Ltd.	18,900	1,207,521
Link REIT	627,000	4,948,380
SJM Holdings, Ltd.	753,000	730,529
WH Group, Ltd. (b)	5,575,500	5,223,085
Xinyi Glass Holdings, Ltd.	722,000	709,719

		20,283,292

Ireland - 0.6%
C&C Group PLC	145,047	553,991
Experian PLC	61,417	1,280,368

		1,834,359

Italy - 1.0%
A2A SpA	894,875	1,479,738
Recordati SpA	38,552	1,550,837

		3,030,575

Japan - 19.9%
Alfresa Holdings Corp.	34,100	657,676
Aozora Bank, Ltd.	304,000	1,117,183
Asahi Glass Co., Ltd.	577,000	4,709,779
Daiichi Sankyo Co., Ltd.	165,600	3,631,238
Fujitsu, Ltd.	585,000	4,266,935
Hanwa Co., Ltd.	135,000	939,819
Hazama Ando Corp.	83,800	605,327
Heiwado Co., Ltd.	28,500	616,321
Honda Motor Co., Ltd.	144,400	4,064,061
Hoya Corp.	17,500	861,806
Iida Group Holdings Co., Ltd.	37,800	623,913
JXTG Holdings, Inc.	67,300	293,142
Konica Minolta, Inc.	140,400	1,104,184
Marubeni Corp.	443,400	2,738,471
Mitsubishi Chemical Holdings Corp.	94,000	711,684
Mitsubishi UFJ Financial Group, Inc.	596,800	3,723,062
Mitsui Chemicals, Inc.	391,000	1,941,761
Nippon Electric Glass Co., Ltd.	193,000	1,345,336
Nippon Telegraph & Telephone Corp.	109,600	5,252,883
Rohm Co., Ltd.	32,900	2,640,912
Sojitz Corp.	1,083,000	2,610,935
Suzuki Motor Corp.	112,300	5,287,987
Tokyo Electron, Ltd.	17,300	2,450,898
Tokyo Gas Co., Ltd.	594,000	3,083,973
Toyota Motor Corp.	104,200	5,581,168
Toyota Tsusho Corp.	37,400	1,146,483
Ulvac, Inc.	17,000	942,483

		62,949,420

See accompanying notes to schedules of investments.

16	International Stock Selection Fund

SSGA International Stock Selection Fund

Schedule of Investments, continued — May 31, 2017 (Unaudited)

Security Description	Shares	Value

Netherlands - 3.3%
ING Groep NV	359,954	$6,020,833
Koninklijke Ahold Delhaize NV	200,640	4,424,382

		10,445,215

New Zealand - 0.8%
Spark New Zealand, Ltd.	925,980	2,466,773

Norway - 2.7%
Austevoll Seafood ASA	101,717	860,753
DNB ASA	262,665	4,448,577
Statoil ASA	188,405	3,275,620

		8,584,950

Portugal - 0.2%
EDP - Energias de Portugal SA	194,130	713,980

Singapore - 0.5%
Wilmar International, Ltd.	633,800	1,621,546

South Africa - 1.8%
Investec PLC	81,144	635,664
Mondi PLC	191,217	4,986,603

		5,622,267

Spain - 6.5%
ACS Actividades de Construccion y Servicios SA	125,112	4,998,465
Amadeus IT Group SA	21,258	1,238,186
Banco Santander SA	355,356	2,307,711
Endesa SA	123,112	3,072,286
Iberdrola SA	438,277	3,494,617
Mapfre SA	644,657	2,292,738
Repsol SA	181,643	3,043,384

		20,447,387

Sweden - 4.8%
Husqvarna AB Class B	72,727	754,348
JM AB	18,113	681,264
Nordea Bank AB	376,961	4,840,285
Skandinaviska Enskilda Banken AB Class A	420,135	5,065,944
Swedish Match AB	117,056	3,948,825

		15,290,666

Switzerland - 8.4%
ABB, Ltd.	221,224	5,557,152
Actelion, Ltd. (c)	2,272	652,125
Baloise Holding AG	6,673	1,021,051
Cembra Money Bank AG (c)	13,704	1,291,095
Lonza Group AG (c)	25,723	5,327,587
Nestle SA	22,533	1,922,825
Novartis AG	52,718	4,316,285
Roche Holding AG	7,838	2,150,989
Swiss Life Holding AG (c)	12,847	4,285,649

		26,524,758

Security Description	Shares	Value
United Kingdom - 12.8%
3i Group PLC	475,366	$5,481,746
Barratt Developments PLC	85,177	672,196
Bellway PLC	23,140	842,565
Carnival PLC	70,682	4,526,192
Centamin PLC	704,373	1,511,071
Centrica PLC	733,694	1,921,853
Direct Line Insurance Group PLC	848,540	3,811,250
Hays PLC	303,491	652,634
Kingfisher PLC	493,128	2,065,591
Man Group PLC	749,398	1,518,830
Paragon Group of Cos. PLC	104,940	616,828
Persimmon PLC	83,637	2,645,561
QinetiQ Group PLC	164,368	661,177
Rio Tinto PLC	135,270	5,407,307
Subsea 7 SA	122,910	1,767,432
Tate & Lyle PLC	447,082	4,251,198
Wm Morrison Supermarkets PLC	604,466	1,917,466

		40,270,897

Total Common Stocks (cost $278,568,852)		308,302,584

Short-Term Investments - 2.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.76% (d)(e)	2,603,102	2,603,102
State Street Navigator Securities Lending Government Money Market Portfolio (d)(f)	3,806,943	3,806,943

Total Short-Term Investments (cost $6,410,045)		6,410,045

Total Investments - 99.7% (cost $284,978,897)		314,712,629

Other Assets in Excess of Liabilities - 0.3%		836,956

Net Assets - 100.0%		$315,549,585

(a)	All or a portion of the shares of the security are on loan at May 31, 2017.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. This security, which represents 1.7% of net assets as of May 31, 2017, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended May 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at May 31, 2017.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

International Stock Selection Fund	17

SSGA International Stock Selection Fund

Schedule of Investments, continued — May 31, 2017 (Unaudited)

At May 31, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
Mini MSCI EAFE (long)	06/16/2017	50	$4,714,750	$291,671

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Assets:

Investments:
Common Stocks
Australia	$24,397,070	$—	$—	$24,397,070
Denmark	10,809,477	—	—	10,809,477
Finland	5,560,018	—	—	5,560,018
France	26,977,269	—	—	26,977,269
Germany	20,472,665	—	—	20,472,665
Hong Kong	20,283,292	—	—	20,283,292
Ireland	1,834,359	—	—	1,834,359
Italy	3,030,575	—	—	3,030,575
Japan	62,949,420	—	—	62,949,420
Netherlands	10,445,215	—	—	10,445,215
New Zealand	2,466,773	—	—	2,466,773
Norway	8,584,950	—	—	8,584,950
Portugal	713,980	—	—	713,980
Singapore	1,621,546	—	—	1,621,546
South Africa	5,622,267	—	—	5,622,267
Spain	20,447,387	—	—	20,447,387
Sweden	15,290,666	—	—	15,290,666
Switzerland	26,524,758	—	—	26,524,758
United Kingdom	40,270,897	—	—	40,270,897
Short-Term Investments	6,410,045	—	—	6,410,045

Total Investments	$314,712,629	$—	$—	$314,712,629

Other Financial Instruments:
Futures Contracts (a)	291,671	—	—	291,671

Total Investments and Other Financial Instruments	$315,004,300	$—	$—	$315,004,300

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to schedules of investments.

18	International Stock Selection Fund

SSGA International Stock Selection Fund

Schedule of Investments, continued — May 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 8/31/16	Value At 8/31/16	Shares Purchased	Shares Sold	Number of Shares Held at 5/31/17	Value at 5/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	9,241,006	6,637,904	2,603,102	$2,603,102	$8
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,958,456	3,958,456	35,079,765	39,038,221	—	—	9,950
State Street Navigator Securities Lending Government Money Market Portfolio*	2,366,898	2,366,898	40,131,320	38,691,275	3,806,943	3,806,943	57,271

Total		$6,325,354				$6,410,045	$67,229

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to schedules of investments.

International Stock Selection Fund	19

SSGA High Yield Bond Fund

Schedule of Investments — May 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Corporate Bonds & Notes - 94.1%
Australia - 0.2%
FMG Resources August 2006 Pty, Ltd. 5.13%, 5/15/2024 (a)	$160,000	$161,600

Barbados - 0.3%
Columbus Cable Barbados, Ltd. 7.38%, 3/30/2021 (a)	200,000	212,750

Bermuda - 0.8%
Aircastle, Ltd. 5.00%, 4/1/2023	200,000	213,620
Weatherford International, Ltd. 8.25%, 6/15/2023	300,000	321,000

		534,620

Canada - 2.4%
1011778 BC ULC/New Red Finance, Inc. 4.25%, 5/15/2024 (a)	350,000	350,000
Bombardier, Inc. 7.50%, 3/15/2025 (a)	225,000	232,762
GW Honos Security Corp. 8.75%, 5/15/2025 (a)	185,000	191,475
Hudbay Minerals, Inc. 7.63%, 1/15/2025 (a)	95,000	102,068
MEG Energy Corp. 6.50%, 1/15/2025 (a)	150,000	146,625
Precision Drilling Corp. 7.75%, 12/15/2023 (a)	175,000	181,125
Teck Resources, Ltd.: 3.75%, 2/1/2023	250,000	246,575
6.25%, 7/15/2041	175,000	182,000

		1,632,630

Cayman Islands - 1.1%
Transocean, Inc.: 6.80%, 3/15/2038	150,000	116,445
9.00%, 7/15/2023 (a)	250,000	261,100
UPCB Finance IV, Ltd. 5.38%, 1/15/2025 (a)	400,000	416,160

		793,705

France - 1.0%
SFR Group SA: 6.00%, 5/15/2022 (a)	300,000	313,890
7.38%, 5/1/2026 (a)	367,000	397,278

		711,168

Security Description	Principal Amount	Value
Germany - 0.5%
Deutsche Bank AG: 5 year USD Swap + 2.25%, 4.30%, 5/24/2028 (b)	$200,000	$196,020
4.50%, 4/1/2025	150,000	148,980

		345,000

Ireland - 1.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.00%, 2/15/2025 (a)	200,000	207,760
7.25%, 5/15/2024 (a)	200,000	218,500
Endo Dac/Endo Finance LLC/Endo Finco, Inc.: 5.88%, 10/15/2024 (a)	225,000	233,156
6.00%, 7/15/2023 (a)	400,000	368,520
Park Aerospace Holdings, Ltd. 5.50%, 2/15/2024 (a)	120,000	126,528

		1,154,464

Luxembourg - 3.3%
Altice Financing SA 7.50%, 5/15/2026 (a)	285,000	313,144
Altice Finco SA 8.13%, 1/15/2024 (a)	450,000	488,250
Altice Luxembourg SA 7.75%, 5/15/2022 (a)	425,000	451,562
ArcelorMittal: 6.75%, 2/25/2022	250,000	280,875
7.50%, 10/15/2039	250,000	280,275
ARD Finance SA PIK, 7.13%, 9/15/2023	200,000	207,500
INEOS Group Holdings SA 5.63%, 8/1/2024 (a)	272,000	279,480

		2,301,086

Netherlands - 1.2%
Lincoln Finance, Ltd. 7.38%, 4/15/2021 (a)	200,000	212,500
NXP B.V./NXP Funding LLC 4.63%, 6/1/2023 (a)	323,000	348,840
VTR Finance B.V. 6.88%, 1/15/2024 (a)	250,000	265,313

		826,653

Sweden - 0.3%
Perstorp Holding AB 11.00%, 9/30/2021 (a)	200,000	215,750

United Kingdom - 4.0%
Alpha 3 B.V./Alpha US Bidco, Inc. 6.25%, 2/1/2025 (a)	345,000	351,037

See accompanying notes to schedules of investments.

20	High Yield Bond Fund

SSGA High Yield Bond Fund

Schedule of Investments, continued — May 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Anglo American Capital PLC: 4.75%, 4/10/2027 (a)	$270,000	$278,438
4.88%, 5/14/2025 (a)	375,000	388,594
CEVA Group PLC 7.00%, 3/1/2021 (a)	185,000	167,425
Global Ship Lease, Inc. 10.00%, 4/1/2019 (a)	211,000	209,164
Inmarsat Finance PLC 4.88%, 5/15/2022 (a)	275,000	281,875
International Game Technology PLC 6.25%, 2/15/2022 (a)	300,000	324,450
Noble Holding International, Ltd. 7.75%, 1/15/2024	145,000	127,919
Royal Bank of Scotland Group PLC 3 Month USD LIBOR + 2.50%, 7.65%, 9/30/2031 (b)(c)	150,000	180,945
Virgin Media Finance PLC 6.38%, 4/15/2023 (a)	450,000	471,375

		2,781,222

United States - 77.3%
Acadia Healthcare Co., Inc. 6.50%, 3/1/2024	251,000	266,060
ADT Corp. 3.50%, 7/15/2022	400,000	392,000
Advanced Disposal Services, Inc. 5.63%, 11/15/2024 (a)	210,000	215,513
AES Corp.: 3 Month USD LIBOR + 3.00%, 4.20%, 6/1/2019 (b)	114,000	113,715
4.88%, 5/15/2023	250,000	253,750
6.00%, 5/15/2026	80,000	85,704
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	150,000	124,875
Alcoa Nederland Holding B.V. 6.75%, 9/30/2024 (a)	200,000	216,500
Allison Transmission, Inc. 5.00%, 10/1/2024 (a)	140,000	142,800
Ally Financial, Inc.: 5.75%, 11/20/2025	425,000	442,000
8.00%, 11/1/2031	250,000	300,625
American Axle & Manufacturing, Inc. 6.25%, 4/1/2025 (a)	260,000	256,750
American Greetings Corp. 7.88%, 2/15/2025 (a)	200,000	212,750
AMN Healthcare, Inc. 5.13%, 10/1/2024 (a)	210,000	212,625
Antero Resources Corp. 5.63%, 6/1/2023	345,000	354,056
Arconic, Inc.: 5.13%, 10/1/2024	175,000	186,025

Security Description	Principal Amount	Value
5.95%, 2/1/2037	$250,000	$256,875
6.15%, 8/15/2020	100,000	109,750
Artesyn Embedded Technologies, Inc. 9.75%, 10/15/2020 (a)	175,000	171,719
Asbury Automotive Group, Inc. 6.00%, 12/15/2024	250,000	256,400
Ashtead Capital, Inc. 5.63%, 10/1/2024 (a)	225,000	240,750
ASP AMC Merger Sub, Inc. 8.00%, 5/15/2025 (a)	175,000	170,853
Beacon Roofing Supply, Inc. 6.38%, 10/1/2023	300,000	324,000
Berry Plastics Corp. 5.13%, 7/15/2023	150,000	157,200
BI-LO LLC/BI-LO Finance Corp. 9.25%, 2/15/2019 (a)	125,000	106,563
Block Communications, Inc. 6.88%, 2/15/2025 (a)	125,000	134,375
Blue Cube Spinco, Inc. 9.75%, 10/15/2023	75,000	91,313
BlueLine Rental Finance Corp./BlueLine Rental LLC 9.25%, 3/15/2024 (a)	250,000	261,250
Booz Allen Hamilton, Inc. 5.13%, 5/1/2025 (a)	140,000	142,800
Boyd Gaming Corp. 6.38%, 4/1/2026	275,000	299,062
Builders FirstSource, Inc. 5.63%, 9/1/2024 (a)	265,000	274,275
BWAY Holding Co. 7.25%, 4/15/2025 (a)	285,000	289,645
CalAtlantic Group, Inc. 5.25%, 6/1/2026	115,000	119,025
California Resources Corp. 8.00%, 12/15/2022 (a)	150,000	112,500
Calpine Corp. 5.38%, 1/15/2023	215,000	211,130
Carlson Travel, Inc. 9.50%, 12/15/2024 (a)	200,000	206,000
CBS Radio, Inc. 7.25%, 11/1/2024 (a)	100,000	105,875
CCO Holdings LLC/CCO Holdings Capital Corp.: 5.75%, 2/15/2026 (a)	155,000	165,463
5.88%, 4/1/2024 (a)	790,000	846,880
Centene Corp. 4.75%, 1/15/2025	325,000	331,500
Central Garden & Pet Co. 6.13%, 11/15/2023	150,000	160,500
Century Communities, Inc. 5.88%, 7/15/2025 (a)	300,000	300,000

See accompanying notes to schedules of investments.

High Yield Bond Fund	21

SSGA High Yield Bond Fund

Schedule of Investments, continued — May 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

CenturyLink, Inc. Series Y, 7.50%, 4/1/2024	$300,000	$328,500
Cequel Communications Holdings I LLC/Cequel Capital Corp. 6.38%, 9/15/2020 (a)	210,000	215,250
CF Industries, Inc.: 3.45%, 6/1/2023	200,000	188,000
4.95%, 6/1/2043	150,000	132,375
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a)	265,000	272,632
Chesapeake Energy Corp.: 8.00%, 1/15/2025 (a)	70,000	69,741
8.00%, 6/15/2027 (a)	135,000	132,300
Chobani LLC/Chobani Finance Corp., Inc. 7.50%, 4/15/2025 (a)	195,000	203,541
CHS/Community Health Systems, Inc. 6.25%, 3/31/2023	330,000	341,385
CIT Group, Inc.: 3.88%, 2/19/2019	430,000	441,825
5.00%, 8/15/2022	125,000	135,275
5.80%, 6/15/2022	135,000	135,000
Cliffs Natural Resources, Inc. 5.75%, 3/1/2025 (a)	340,000	323,000
Concho Resources, Inc. 4.38%, 1/15/2025	185,000	188,941
CONSOL Energy, Inc. 5.88%, 4/15/2022	275,000	271,920
Continental Resources, Inc. 5.00%, 9/15/2022	425,000	425,552
Cott Holdings, Inc. 5.50%, 4/1/2025 (a)	170,000	173,910
Covanta Holding Corp. 5.88%, 7/1/2025	275,000	267,795
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp. 6.25%, 4/1/2023	300,000	311,820
CSC Holdings LLC 10.13%, 1/15/2023 (a)	550,000	640,420
DaVita, Inc. 5.00%, 5/1/2025	395,000	392,827
DCP Midstream Operating L.P. 3.88%, 3/15/2023	400,000	390,800
Denbury Resources, Inc. 9.00%, 5/15/2021 (a)	225,000	231,750

Security Description	Principal Amount	Value
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 5.88%, 6/15/2021 (a)	$375,000	$396,112
Diamond Offshore Drilling, Inc. 4.88%, 11/1/2043	150,000	108,000
Diamondback Energy, Inc. 4.75%, 11/1/2024 (a)	165,000	165,619
Diebold, Inc. 8.50%, 4/15/2024	333,000	374,625
DISH DBS Corp.: 5.88%, 11/15/2024	285,000	304,066
7.75%, 7/1/2026	235,000	276,266
Dynegy, Inc.: 7.38%, 11/1/2022	150,000	147,750
7.63%, 11/1/2024	110,000	106,700
8.00%, 1/15/2025 (a)	200,000	194,020
Eldorado Resorts, Inc. 7.00%, 8/1/2023	181,000	194,801
EMC Corp. 3.38%, 6/1/2023	225,000	218,295
Energy Transfer Equity L.P. 7.50%, 10/15/2020	150,000	167,820
Ensco PLC: 5.75%, 10/1/2044	125,000	88,888
8.00%, 1/31/2024	41,000	40,488
Envision Healthcare Corp. 6.25%, 12/1/2024 (a)	340,000	362,100
EP Energy LLC/Everest Acquisition Finance, Inc.: 8.00%, 2/15/2025 (a)	110,000	94,325
9.38%, 5/1/2020	75,000	68,160
Equinix, Inc. 5.38%, 1/1/2022	275,000	290,565
EW Scripps Co 5.13%, 5/15/2025 (a)	70,000	71,666
First Data Corp. 7.00%, 12/1/2023 (a)	430,000	463,325
Flex Acquisition Co., Inc. 6.88%, 1/15/2025 (a)	200,000	209,500
Freeport-McMoRan, Inc.: 2.38%, 3/15/2018	125,000	124,675
3.55%, 3/1/2022	300,000	281,625
5.45%, 3/15/2043	250,000	212,025
Fresh Market, Inc. 9.75%, 5/1/2023 (a)	204,000	171,870
Frontier Communications Corp. 10.50%, 9/15/2022	660,000	649,308
GameStop Corp. 6.75%, 3/15/2021 (a)	350,000	358,312
Goodyear Tire & Rubber Co. 5.13%, 11/15/2023	225,000	236,812
Great Lakes Dredge & Dock Corp. 8.00%, 5/15/2022 (a)	225,000	227,812

See accompanying notes to schedules of investments.

22	High Yield Bond Fund

SSGA High Yield Bond Fund

Schedule of Investments, continued — May 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Group 1 Automotive, Inc. 5.00%, 6/1/2022	$350,000	$354,375
Halcon Resources Corp. 6.75%, 2/15/2025 (a)	120,000	112,200
Hanesbrands, Inc. 4.63%, 5/15/2024 (a)	300,000	300,000
HCA Holdings, Inc. 6.25%, 2/15/2021	600,000	654,000
HCA, Inc.: 4.25%, 10/15/2019	400,000	416,480
4.75%, 5/1/2023	150,000	160,005
HD Supply, Inc. 5.75%, 4/15/2024 (a)	300,000	319,890
Hertz Corp. 7.63%, 6/1/2022 (a)	205,000	205,000
Hexion, Inc.: 10.00%, 4/15/2020	125,000	125,938
10.38%, 2/1/2022 (a)	170,000	171,921
Hilcorp Energy I L.P./Hilcorp Finance Co. 5.75%, 10/1/2025 (a)	100,000	98,000
Hill-Rom Holdings, Inc. 5.75%, 9/1/2023 (a)	100,000	105,500
Huntington Ingalls Industries, Inc. 5.00%, 11/15/2025 (a)	150,000	160,500
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.: 5.88%, 2/1/2022	150,000	153,945
6.00%, 8/1/2020	300,000	309,562
Series WI, 6.25%, 2/1/2022 (d)	140,000	145,775
Jacobs Entertainment, Inc. 7.88%, 2/1/2024 (a)	175,000	183,750
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.38%, 8/1/2023 (a)	190,000	201,638
JBS USA LUX SA/JBS USA Finance, Inc. 7.25%, 6/1/2021 (a)	150,000	150,375
Joseph T Ryerson & Son, Inc. 11.00%, 5/15/2022 (a)	119,000	135,065
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a)	255,000	260,100
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 5.00%, 6/1/2024 (a)	200,000	208,060
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a)	255,000	250,818
L Brands, Inc. 6.88%, 11/1/2035	480,000	466,800
Lamb Weston Holdings, Inc. 4.63%, 11/1/2024 (a)	160,000	164,000

Security Description	Principal Amount	Value
Lennar Corp. 4.75%, 5/30/2025	$450,000	$462,780
Level 3 Financing, Inc. 5.38%, 1/15/2024	475,000	497,420
Lions Gate Entertainment Corp. 5.88%, 11/1/2024 (a)	230,000	240,925
Match Group, Inc. 6.38%, 6/1/2024	200,000	217,500
Meccanica Holdings USA, Inc. 6.25%, 1/15/2040 (a)	150,000	165,656
MEDNAX, Inc. 5.25%, 12/1/2023 (a)	365,000	370,475
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc. 5.63%, 5/1/2024	59,000	63,909
MGM Resorts International: 6.63%, 12/15/2021	300,000	336,000
6.75%, 10/1/2020	100,000	111,750
7.75%, 3/15/2022	125,000	145,938
Midcontinent Communications/Midcontinent Finance Corp. 6.88%, 8/15/2023 (a)	100,000	107,750
Molina Healthcare, Inc. 4.88%, 6/15/2025 (a)	355,000	357,662
Monitronics International, Inc. 9.13%, 4/1/2020	350,000	337,750
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	368,000	393,282
MSCI, Inc. 5.25%, 11/15/2024 (a)	250,000	264,125
Murphy Oil Corp. 6.88%, 8/15/2024	330,000	346,962
Nature’s Bounty Co. 7.63%, 5/15/2021 (a)	463,000	483,835
Navient Corp.: 7.25%, 9/25/2023	275,000	289,025
Series MTN, 8.00%, 3/25/2020	300,000	330,750
NCR Corp. 5.88%, 12/15/2021	200,000	208,250
Netflix, Inc. 5.50%, 2/15/2022	125,000	135,488
Newfield Exploration Co.: 5.38%, 1/1/2026	75,000	78,563
5.75%, 1/30/2022	225,000	239,647
Nexstar Broadcasting, Inc. 6.13%, 2/15/2022 (a)	250,000	261,719
NGL Energy Partners L.P./NGL Energy Finance Corp. 7.50%, 11/1/2023 (a)	175,000	178,063
Novelis Corp.: 5.88%, 9/30/2026 (a)	100,000	103,500
6.25%, 8/15/2024 (a)	135,000	142,493

See accompanying notes to schedules of investments.

High Yield Bond Fund	23

SSGA High Yield Bond Fund

Schedule of Investments, continued — May 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

NRG Energy, Inc.: 6.25%, 7/15/2022	$200,000	$204,880
6.25%, 5/1/2024	50,000	50,275
NuStar Logistics L.P. 5.63%, 4/28/2027	90,000	93,627
Oasis Petroleum, Inc. 6.88%, 3/15/2022	300,000	303,390
OneMain Financial Holdings LLC 7.25%, 12/15/2021 (a)	225,000	236,947
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.63%, 2/15/2024	100,000	104,750
Owens-Brockway Glass Container, Inc. 5.88%, 8/15/2023 (a)	100,000	109,250
Parsley Energy LLC/Parsley Finance Corp. 5.38%, 1/15/2025 (a)	215,000	217,688
PDC Energy, Inc. 6.13%, 9/15/2024 (a)	225,000	229,500
Peabody Securities Finance Corp. 6.38%, 3/31/2025 (a)	225,000	225,000
Penske Automotive Group, Inc.: 5.38%, 12/1/2024	100,000	100,625
5.75%, 10/1/2022	200,000	206,500
PetSmart, Inc. 5.88%, 6/1/2025 (a)	385,000	386,463
PF Chang’s China Bistro, Inc. 10.25%, 6/30/2020 (a)	200,000	204,000
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 5.88%, 1/15/2024	283,000	301,395
Plantronics, Inc. 5.50%, 5/31/2023 (a)	203,000	210,359
Platform Specialty Products Corp. 6.50%, 2/1/2022 (a)	332,000	341,130
Post Holdings, Inc. 5.50%, 3/1/2025 (a)	265,000	277,587
PQ Corp. 6.75%, 11/15/2022 (a)	190,000	206,625
Prestige Brands, Inc. 6.38%, 3/1/2024 (a)	200,000	211,760
Provident Funding Associates L.P./PFG Finance Corp.: 6.38%, 6/15/2025 (a)	285,000	290,700
6.75%, 6/15/2021 (a)	233,000	241,009
Qualitytech L.P./QTS Finance Corp. 5.88%, 8/1/2022	200,000	207,000
Revlon Consumer Products Corp. 5.75%, 2/15/2021	250,000	234,525

Security Description	Principal Amount	Value
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu: 5.75%, 10/15/2020	$100,000	$102,550
6.88%, 2/15/2021	220,366	226,702
7.00%, 7/15/2024 (a)	133,000	143,055
Rice Energy, Inc.: 6.25%, 5/1/2022	210,000	217,875
7.25%, 5/1/2023	50,000	53,500
Rowan Cos., Inc. 7.38%, 6/15/2025	130,000	127,725
RR Donnelley & Sons Co. 7.88%, 3/15/2021	350,000	379,960
RSP Permian, Inc. 6.63%, 10/1/2022	265,000	279,575
Salem Media Group, Inc. 6.75%, 6/1/2024 (a)	100,000	101,813
Scientific Games International, Inc. 7.00%, 1/1/2022 (a)	300,000	320,250
Sealed Air Corp. 4.88%, 12/1/2022 (a)	300,000	312,375
ServiceMaster Co. LLC 5.13%, 11/15/2024 (a)	285,000	295,573
Shea Homes L.P./Shea Homes Funding Corp. 6.13%, 4/1/2025 (a)	25,000	25,625
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 6.38%, 5/1/2022 (a)	200,000	208,000
Sirius XM Radio, Inc. 6.00%, 7/15/2024 (a)	475,000	504,984
SM Energy Co. 6.75%, 9/15/2026	255,000	250,231
Sprint Communications, Inc. 7.00%, 3/1/2020 (a)	200,000	221,250
Sprint Corp.: 7.25%, 9/15/2021	275,000	312,207
7.88%, 9/15/2023	750,000	866,250
Standard Industries, Inc. 5.13%, 2/15/2021 (a)	425,000	442,000
StandardAero Aviation Holdings, Inc. 10.00%, 7/15/2023 (a)	225,000	248,062
Steel Dynamics, Inc. 5.13%, 10/1/2021	160,000	165,008
Sunoco L.P./Sunoco Finance Corp. 6.38%, 4/1/2023	221,000	235,365
T-Mobile USA, Inc.: 5.13%, 4/15/2025	400,000	417,040
6.00%, 3/1/2023	225,000	239,332

See accompanying notes to schedules of investments.

24	High Yield Bond Fund

SSGA High Yield Bond Fund

Schedule of Investments, continued — May 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Targa Resources Partners L.P./Targa Resources Partners Finance Corp. 4.13%, 11/15/2019	$150,000	$152,250
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	305,000	296,246
Tempur Sealy International, Inc. 5.63%, 10/15/2023	300,000	307,500
Tenet Healthcare Corp.: 4.38%, 10/1/2021	275,000	282,287
6.88%, 11/15/2031	200,000	178,625
7.50%, 1/1/2022 (a)	185,000	200,744
Tenneco, Inc.: 5.00%, 7/15/2026	50,000	50,565
5.38%, 12/15/2024	150,000	156,094
Tesoro Corp. 5.13%, 12/15/2026 (a)	290,000	311,025
Tesoro Logistics L.P./Tesoro Logistics Finance Corp. 6.25%, 10/15/2022	400,000	427,760
Toll Brothers Finance Corp. 4.88%, 11/15/2025	300,000	308,250
Tribune Media Co. 5.88%, 7/15/2022	200,000	210,750
Ultra Resources, Inc. 6.88%, 4/15/2022 (a)	140,000	140,882
United Rentals North America, Inc.: 4.63%, 7/15/2023	100,000	104,090
5.50%, 7/15/2025	175,000	184,450
6.13%, 6/15/2023	200,000	209,500
US Concrete, Inc. 6.38%, 6/1/2024	150,000	156,375
US Foods, Inc. 5.88%, 6/15/2024 (a)	357,000	373,815
Valeant Pharmaceuticals International, Inc. 7.00%, 3/15/2024 (a)	500,000	528,750
VEREIT Operating Partnership L.P. 4.60%, 2/6/2024	275,000	286,862
VeriSign, Inc. 5.25%, 4/1/2025	150,000	159,375
WellCare Health Plans, Inc. 5.25%, 4/1/2025	300,000	316,140

Security Description	Principal Amount	Value
Western Digital Corp. 7.38%, 4/1/2023 (a)	$300,000	$327,990
Whiting Petroleum Corp. 5.75%, 3/15/2021	275,000	270,462
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25%, 7/15/2019	75,000	77,625
William Lyon Homes, Inc. 5.88%, 1/31/2025	200,000	206,500
York Risk Services Holding Corp. 8.50%, 10/1/2022 (a)	180,000	171,000
Yum! Brands, Inc. 5.35%, 11/1/2043	300,000	266,250

		53,679,908

Total Corporate Bonds & Notes (cost $62,730,196)		65,350,556

	Shares
Short-Term Investment - 5.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.76% (e)(f) (Cost $3,782,194)	3,782,194	3,782,194

Total Investments - 99.6% (Cost $66,512,390)		69,132,750

Other Assets in Excess of Liabilities - 0.4%		300,269

Net Assets - 100.0%		$69,433,019

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 48.6% of net assets as of May 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(c)	Perpetual floating rate security. Date shown reflects the next reset date.
(d)	When-issued security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended May 31, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at May 31, 2017.
PIK	Payment in Kind

See accompanying notes to schedules of investments.

High Yield Bond Fund	25

SSGA High Yield Bond Fund

Schedule of Investments, continued — May 31, 2017 (Unaudited)

Centrally-Cleared Credit Default Swap Contracts
Credit Indicies
Reference Entity	Notional Amount*	Fund (Pays)/ Receives Fixed Rate	Termination Date	Value $	Upfront Premiums Received/ (Paid) $	Unrealized Appreciation/ (Depreciation) $
Protection Sold:
Markit CDX North American High Yield Index, Series 27	USD 2,000,000	5.00%	06/20/2022	148,783	144,400	4,383

*	The maximum potential amount the Fund may pay should a negative event take place as defined under the terms of the agreement.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Assets:

Investments:
Corporate Bonds & Notes
Australia	$—	$161,600	$—	$161,600
Barbados	—	212,750	—	212,750
Bermuda	—	534,620	—	534,620
Canada	—	1,632,630	—	1,632,630
Cayman Islands	—	793,705	—	793,705
France	—	711,168	—	711,168
Germany	—	345,000	—	345,000
Ireland	—	1,154,464	—	1,154,464
Luxembourg	—	2,301,086	—	2,301,086
Netherlands	—	826,653	—	826,653
Sweden	—	215,750	—	215,750
United Kingdom	—	2,781,222	—	2,781,222
United States	—	53,679,908	—	53,679,908
Short-Term Investment	3,782,194	—	—	3,782,194

Total Investments	$3,782,194	$65,350,556	$—	$69,132,750

Other Financial Instruments:
Credit Default Swap Contracts (a)	—	4,383	—	4,383

Total Investments and Other Financial Instruments	$3,782,194	$65,354,939	$—	$69,137,133

(a)	Credit Default Swap Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 8/31/16	Value At 8/31/16	Shares Purchased	Shares Sold	Number of Shares Held at 5/31/17	Value at 5/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	5,826,731	2,044,537	3,782,194	$3,782,194	$1,209
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,207,032	6,207,032	24,533,700	30,740,732	—	—	15,528

Total		$6,207,032				$3,782,194	$16,737

See accompanying notes to schedules of investments.

26	High Yield Bond Fund

SSGA Funds

Notes to Schedules of Investments — May 31, 2017 (Unaudited)

Security Valuation

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that each Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•	Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated bid prices.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third-party valuation, the agreements will be fair valued.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Funds’ investments.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

Notes to Schedules of Investments	27

SSGA Funds

Notes to Schedules of Investments, continued — May 31, 2017 (Unaudited)

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Funds’ investments according to the fair value hierarchy as of May 31, 2017, is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Funds had no transfers between levels for the period ended May 31, 2017.

Futures Contracts

Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

Credit Default Swaps

The SSGA High Yield Bond Fund may enter into a credit default swap for hedging purposes or to seek to increase total return of the Fund as well as managing the liquidity profile of the Fund. Credit default swap contracts may be entered into OTC or may be executed through a clearinghouse (“cleared credit default swap”). The Fund enters into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. These transactions are intended to be used as a hedge and not as a speculative investment. Accordingly, the Fund does not follow hedge accounting, even for derivatives employed as economic hedges.

Credit default swaps are typically governed by the standard terms and conditions of an International Swaps and Derivatives Association (“ISDA”) Master Agreements or similar agreements (“Master Agreements”). A credit default swap involves a protection buyer and a protection seller. The Fund may be either a protection buyer or seller. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry’s inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the

28	Notes to Schedules of Investments

SSGA Funds

Notes to Schedules of Investments, continued — May 31, 2017 (Unaudited)

industry’s inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

The aggregate fair value of credit default swap agreements in a net asset position as of May 31, 2017 is disclosed in the footnotes to the Schedule of Investments. The maximum amount of future, undiscounted payments that the Fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. If a defined credit event had occurred as of May 31, 2017, the swap agreement’s credit-risk-related contingent features would have been triggered and, for those swap agreements in a net asset position for which the Fund is the protection seller, the Fund in order to settle these swap agreements would have been required to either (1) pay the swap agreement’s notional value of $2,000,000 less the value of the agreements’ related deliverable obligations as decided through an ISDA auction or (2) pay the notional value of the swap agreements in return for physical receipt of the deliverable obligations. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.

The aggregate value of the collateral of the credit default swaps held as of May 31, 2017, was $98,892.

Other Transactions with Affiliates

The Funds may invest in affiliated entities, including securities issued by State Street Corp., affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended May 31, 2017, are disclosed in the Schedules of Investments.

Aggregate Unrealized Appreciation and Depreciation

At May 31, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

SSGA Dynamic Small Cap Fund	$25,057,099	$4,218,126	$1,054,581	$3,163,545
SSGA Enhanced Small Cap Fund	29,336,606	6,423,629	1,576,650	4,846,979
State Street Disciplined Emerging Markets Equity Fund	65,591,814	24,380,539	819,476	23,561,063
SSGA International Stock Selection Fund	285,260,930	37,124,911	7,673,212	29,451,699
SSGA High Yield Bond Fund	66,550,090	2,886,289	303,629	2,582,660

Notes to Schedules of Investments	29

Quarterly Report

31 May 2017

SSGA Funds

SSGA S&P 500 Index Fund

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

SSGA Funds

SSGA S&P 500 Index Fund

Quarterly Report

May 31, 2017 (Unaudited)

Page
Schedule of Investments	1
Notes to Schedule of Investments	9

“SSGA” is a registered trademark of State Street Corporation and is licensed for use by the SSGA Funds.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

SSGA S&P 500 Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Equity 500 Index Portfolio. The schedule of investments for the State Street Equity 500 Index Portfolio follows.

State Street Equity 500 Index Portfolio

Schedule of Investments — May 31, 2017 (Unaudited)

Security Description	Shares	Value

Common Stocks - 98.0%
Consumer Discretionary - 12.2%
Advance Auto Parts, Inc.	5,500	$734,965
Amazon.com, Inc. (a)	29,102	28,945,431
AutoNation, Inc. (a)	4,769	188,471
AutoZone, Inc. (a)	2,188	1,325,753
Bed Bath & Beyond, Inc.	11,530	396,747
Best Buy Co., Inc.	19,913	1,182,633
BorgWarner, Inc.	13,223	562,110
CarMax, Inc. (a)	13,197	829,168
Carnival Corp.	29,749	1,906,018
CBS Corp. Class B	28,293	1,728,985
Charter Communications, Inc. Class A (a)	15,800	5,459,690
Chipotle Mexican Grill, Inc. (a)	2,214	1,056,853
Coach, Inc.	22,500	1,039,725
Comcast Corp. Class A	349,530	14,571,906
D.R. Horton, Inc.	26,179	855,792
Darden Restaurants, Inc.	9,917	881,919
Delphi Automotive PLC	20,081	1,766,526
Discovery Communications, Inc. Class A (a)	12,597	333,820
Discovery Communications, Inc. Class C (a)	13,397	346,045
DISH Network Corp. Class A (a)	17,000	1,084,090
Dollar General Corp.	19,287	1,415,473
Dollar Tree, Inc. (a)	17,482	1,358,351
Expedia, Inc.	9,323	1,340,461
Foot Locker, Inc.	10,100	600,041
Ford Motor Co.	281,260	3,127,611
Gap, Inc.	15,364	345,690
Garmin, Ltd.	9,160	476,686
General Motors Co.	99,577	3,378,648
Genuine Parts Co.	10,920	1,011,410
Goodyear Tire & Rubber Co.	19,613	631,931
H&R Block, Inc.	16,351	433,956
Hanesbrands, Inc.	30,400	627,760
Harley-Davidson, Inc.	12,385	656,529
Hasbro, Inc.	7,628	802,923
Home Depot, Inc.	89,310	13,709,978
Interpublic Group of Cos., Inc.	31,928	795,965
Kohl’s Corp.	12,388	476,071
L Brands, Inc.	17,746	915,694
Leggett & Platt, Inc.	9,844	512,085
Lennar Corp. Class A	15,425	791,457
LKQ Corp. (a)	20,800	654,992
Lowe’s Cos., Inc.	63,412	4,994,963
Macy’s, Inc.	24,361	572,483
Marriott International, Inc. Class A	22,652	2,438,488

Security Description	Shares	Value
Mattel, Inc.	27,743	$635,592
McDonald’s Corp.	59,815	9,025,485
Michael Kors Holdings, Ltd. (a)	11,686	387,741
Mohawk Industries, Inc. (a)	4,569	1,093,362
Netflix, Inc. (a)	32,196	5,250,202
Newell Brands, Inc.	34,450	1,824,127
News Corp. Class A	28,814	385,531
News Corp. Class B	7,500	102,750
NIKE, Inc. Class B	97,602	5,171,930
Nordstrom, Inc. (b)	7,756	324,201
O’Reilly Automotive, Inc. (a)	6,520	1,578,362
Omnicom Group, Inc.	17,450	1,460,914
Priceline Group, Inc. (a)	3,608	6,772,541
PulteGroup, Inc.	22,543	511,050
PVH Corp.	6,051	641,103
Ralph Lauren Corp.	4,136	280,421
Ross Stores, Inc.	29,844	1,907,628
Royal Caribbean Cruises, Ltd.	12,800	1,410,304
Scripps Networks Interactive, Inc. Class A	6,863	454,468
Signet Jewelers, Ltd.	5,100	245,310
Staples, Inc.	40,834	370,773
Starbucks Corp.	106,192	6,754,873
Target Corp.	41,944	2,313,212
TEGNA, Inc.	15,252	362,082
Tiffany & Co.	8,481	737,508
Time Warner, Inc.	56,380	5,609,246
TJX Cos., Inc.	48,875	3,675,889
Tractor Supply Co.	9,774	539,036
TripAdvisor, Inc. (a)	9,015	347,168
Twenty-First Century Fox, Inc. Class A	77,109	2,091,196
Twenty-First Century Fox, Inc. Class B	34,400	925,360
Ulta Salon Cosmetics & Fragrance, Inc. (a)	4,400	1,341,296
Under Armour, Inc. Class A (a)(b)	14,376	275,444
Under Armour, Inc. Class C (a)	14,478	258,143
VF Corp.	24,428	1,314,226
Viacom, Inc. Class B	24,341	846,823
Walt Disney Co.	107,393	11,592,000
Whirlpool Corp.	5,659	1,049,971
Wyndham Worldwide Corp.	7,746	782,269
Wynn Resorts, Ltd.	5,859	754,053
Yum! Brands, Inc.	23,890	1,735,370

		190,405,253

Consumer Staples - 9.2%
Altria Group, Inc.	141,970	10,710,217

See accompanying Notes to Schedule of Investments.

State Street Equity 500 Index Portfolio	1

State Street Equity 500 Index Portfolio

Schedule of Investments, continued — May 31, 2017 (Unaudited)

Security Description	Shares	Value

Archer-Daniels-Midland Co.	43,692	$1,816,713
Brown-Forman Corp. Class B	12,022	624,543
Campbell Soup Co.	14,083	811,885
Church & Dwight Co., Inc.	17,800	919,548
Clorox Co.	9,479	1,286,585
Coca-Cola Co.	285,322	12,973,591
Colgate-Palmolive Co.	64,579	4,931,252
Conagra Brands, Inc.	30,951	1,192,852
Constellation Brands, Inc. Class A	12,276	2,243,439
Costco Wholesale Corp.	31,934	5,761,852
Coty, Inc. Class A	37,840	716,690
CVS Health Corp.	74,727	5,741,275
Dr. Pepper Snapple Group, Inc.	13,903	1,290,337
Estee Lauder Cos., Inc. Class A	16,363	1,540,413
General Mills, Inc.	43,222	2,452,416
Hershey Co.	10,415	1,200,537
Hormel Foods Corp.	21,098	709,526
J.M. Smucker Co.	8,855	1,132,112
Kellogg Co.	19,607	1,403,861
Kimberly-Clark Corp.	26,273	3,408,396
Kraft Heinz Co.	43,451	4,006,182
Kroger Co.	70,410	2,096,810
McCormick & Co., Inc.	8,061	839,553
Mead Johnson Nutrition Co.	12,668	1,132,773
Molson Coors Brewing Co. Class B	13,609	1,289,997
Mondelez International, Inc. Class A	112,194	5,227,118
Monster Beverage Corp. (a)	30,087	1,521,199
PepsiCo, Inc.	104,538	12,217,356
Philip Morris International, Inc.	113,687	13,619,703
Procter & Gamble Co.	189,113	16,658,964
Reynolds American, Inc.	59,792	4,021,012
Sysco Corp.	35,635	1,944,246
Tyson Foods, Inc. Class A	21,491	1,232,294
Wal-Mart Stores, Inc.	110,799	8,708,801
Walgreens Boots Alliance, Inc.	62,413	5,056,701
Whole Foods Market, Inc.	23,087	807,814

		143,248,563

Energy - 5.9%
Anadarko Petroleum Corp.	41,744	2,109,324
Apache Corp.	29,270	1,368,665
Baker Hughes, Inc.	30,594	1,687,259
Cabot Oil & Gas Corp.	33,722	748,291
Chesapeake Energy Corp. (a)	45,894	232,224
Chevron Corp.	139,934	14,480,370

Security Description	Shares	Value
Cimarex Energy Co.	6,942	$746,681
Concho Resources, Inc. (a)	11,100	1,407,258
ConocoPhillips	89,503	3,999,889
Devon Energy Corp.	38,850	1,320,123
EOG Resources, Inc.	43,263	3,907,081
EQT Corp.	12,543	693,252
Exxon Mobil Corp.	304,772	24,534,146
Halliburton Co.	62,267	2,813,846
Helmerich & Payne, Inc.	7,974	419,911
Hess Corp.	20,244	928,997
Kinder Morgan, Inc.	140,676	2,639,082
Marathon Oil Corp.	65,189	848,761
Marathon Petroleum Corp.	39,302	2,045,276
Murphy Oil Corp.	11,662	284,669
National Oilwell Varco, Inc.	26,341	860,560
Newfield Exploration Co. (a)	15,685	509,449
Noble Energy, Inc.	32,895	943,758
Occidental Petroleum Corp.	57,235	3,372,859
ONEOK, Inc.	15,804	785,143
Phillips 66	33,092	2,518,632
Pioneer Natural Resources Co.	12,724	2,123,127
Range Resources Corp.	14,541	335,315
Schlumberger, Ltd.	101,793	7,083,775
TechnipFMC PLC (a)	36,209	1,048,251
Tesoro Corp.	8,749	728,267
Transocean, Ltd. (a)	27,890	253,520
Valero Energy Corp.	32,486	1,996,914
Williams Cos., Inc.	62,910	1,799,226

		91,573,901

Financials - 13.5%
Affiliated Managers Group, Inc.	4,276	657,863
Aflac, Inc.	30,337	2,286,803
Allstate Corp.	26,167	2,259,259
American Express Co.	55,552	4,274,171
American International Group, Inc.	69,732	4,437,047
Ameriprise Financial, Inc.	11,663	1,408,774
Aon PLC	19,582	2,563,480
Arthur J Gallagher & Co.	12,000	680,760
Assurant, Inc.	3,946	386,629
Bank of America Corp.	735,966	16,492,998
Bank of New York Mellon Corp.	75,791	3,571,272
BB&T Corp.	60,639	2,525,614
Berkshire Hathaway, Inc. Class B (a)	139,619	23,076,228
BlackRock, Inc.	8,918	3,649,602
Capital One Financial Corp.	36,068	2,774,351
CBOE Holdings, Inc.	6,800	587,316
Charles Schwab Corp.	90,989	3,525,824

See accompanying Notes to Schedule of Investments.

2	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Schedule of Investments, continued — May 31, 2017 (Unaudited)

Security Description	Shares	Value

Chubb, Ltd.	34,841	$4,988,883
Cincinnati Financial Corp.	11,705	820,286
Citigroup, Inc.	204,593	12,386,060
Citizens Financial Group, Inc.	38,900	1,326,490
CME Group, Inc.	24,392	2,860,938
Comerica, Inc.	13,017	892,446
Discover Financial Services	27,677	1,624,640
E*TRADE Financial Corp. (a)	20,489	709,124
Fifth Third Bancorp	57,554	1,366,332
Franklin Resources, Inc.	26,151	1,092,850
Goldman Sachs Group, Inc.	26,988	5,701,485
Hartford Financial Services Group, Inc.	27,930	1,379,463
Huntington Bancshares, Inc.	75,965	952,601
Intercontinental Exchange, Inc.	44,625	2,685,979
Invesco, Ltd.	28,289	896,761
JPMorgan Chase & Co.	262,472	21,562,075
KeyCorp	82,179	1,435,667
Leucadia National Corp.	23,809	580,702
Lincoln National Corp.	16,710	1,085,816
Loews Corp.	20,312	957,914
M&T Bank Corp.	11,834	1,851,666
Marsh & McLennan Cos., Inc.	37,434	2,903,381
MetLife, Inc.	80,626	4,078,869
Moody’s Corp.	12,234	1,449,117
Morgan Stanley	104,255	4,351,604
Nasdaq, Inc.	9,225	624,071
Navient Corp.	16,541	238,687
Northern Trust Corp.	16,510	1,443,634
People’s United Financial, Inc.	22,434	371,731
PNC Financial Services Group, Inc.	36,442	4,325,665
Principal Financial Group, Inc.	20,726	1,303,873
Progressive Corp.	44,152	1,873,369
Prudential Financial, Inc.	32,137	3,369,564
Raymond James Financial, Inc.	9,600	693,792
Regions Financial Corp.	86,943	1,203,291
S&P Global, Inc.	18,798	2,684,542
State Street Corp. (c)	25,847	2,105,497
SunTrust Banks, Inc.	34,882	1,861,652
Synchrony Financial	55,271	1,484,026
T Rowe Price Group, Inc.	18,520	1,304,549
Torchmark Corp.	8,384	632,992
Travelers Cos., Inc.	20,598	2,571,660
Unum Group	17,324	779,234
US Bancorp	116,830	5,945,479
Wells Fargo & Co.	330,646	16,909,236
Willis Towers Watson PLC	9,479	1,389,906

Security Description	Shares	Value
XL Group, Ltd.	20,520	$896,519
Zions Bancorp	15,258	611,388

		209,723,497

Health Care - 13.6%
Abbott Laboratories	125,749	5,741,699
AbbVie, Inc.	116,363	7,682,285
Aetna, Inc.	23,915	3,464,327
Agilent Technologies, Inc.	22,475	1,356,142
Alexion Pharmaceuticals, Inc. (a)	15,927	1,561,324
Allergan PLC	24,426	5,465,318
AmerisourceBergen Corp.	12,552	1,151,897
Amgen, Inc.	53,791	8,350,515
Anthem, Inc.	19,319	3,522,820
Baxter International, Inc.	36,370	2,157,105
Becton Dickinson and Co.	16,604	3,141,975
Biogen, Inc. (a)	15,747	3,901,634
Boston Scientific Corp. (a)	101,577	2,745,626
Bristol-Myers Squibb Co.	122,912	6,631,102
C.R. Bard, Inc.	5,462	1,679,183
Cardinal Health, Inc.	23,924	1,777,314
Celgene Corp. (a)	56,765	6,494,484
Centene Corp. (a)	13,500	980,505
Cerner Corp. (a)	22,263	1,454,887
Cigna Corp.	19,211	3,097,390
Cooper Cos., Inc.	3,900	853,125
Danaher Corp.	45,578	3,871,395
DaVita, Inc. (a)	11,472	760,135
DENTSPLY SIRONA, Inc.	17,366	1,103,088
Edwards Lifesciences Corp. (a)	15,790	1,816,955
Eli Lilly & Co.	71,257	5,669,920
Envision Healthcare Corp. (a)	9,118	497,934
Express Scripts Holding Co. (a)	43,847	2,619,858
Gilead Sciences, Inc.	96,446	6,258,381
HCA Holdings, Inc. (a)	20,400	1,670,964
Henry Schein, Inc. (a)	5,500	1,011,835
Hologic, Inc. (a)	22,100	957,151
Humana, Inc.	10,817	2,512,356
IDEXX Laboratories, Inc. (a)	6,100	1,027,179
Illumina, Inc. (a)	10,900	1,933,224
Incyte Corp. (a)	11,900	1,539,027
Intuitive Surgical, Inc. (a)	2,652	2,425,731
Johnson & Johnson	199,441	25,578,308
Laboratory Corp. of America Holdings (a)	7,447	1,035,133
Mallinckrodt PLC (a)	8,200	353,666
McKesson Corp.	15,831	2,581,878
Medtronic PLC	101,604	8,563,185
Merck & Co., Inc.	202,798	13,204,178

See accompanying Notes to Schedule of Investments.

State Street Equity 500 Index Portfolio	3

State Street Equity 500 Index Portfolio

Schedule of Investments, continued — May 31, 2017 (Unaudited)

Security Description	Shares	Value

Mettler-Toledo International, Inc. (a)	1,800	$1,049,058
Mylan NV (a)	33,907	1,321,695
Patterson Cos., Inc.	6,459	285,229
PerkinElmer, Inc.	7,032	443,438
Perrigo Co. PLC (b)	9,814	714,950
Pfizer, Inc.	439,948	14,364,302
Quest Diagnostics, Inc.	10,158	1,104,886
Regeneron Pharmaceuticals, Inc. (a)	5,658	2,597,361
Stryker Corp.	22,395	3,201,589
Thermo Fisher Scientific, Inc.	28,612	4,943,867
UnitedHealth Group, Inc.	71,222	12,476,670
Universal Health Services, Inc. Class B	6,800	772,888
Varian Medical Systems, Inc. (a)	7,531	745,720
Vertex Pharmaceuticals, Inc. (a)	18,348	2,267,813
Waters Corp. (a)	6,215	1,116,338
Zimmer Biomet Holdings, Inc.	14,827	1,767,527
Zoetis, Inc.	36,628	2,281,192

		211,656,661

Industrials - 9.9%
3M Co.	43,543	8,903,237
Acuity Brands, Inc.	3,000	488,730
Alaska Air Group, Inc.	9,000	783,450
Allegion PLC	7,537	592,634
American Airlines Group, Inc.	38,500	1,863,785
AMETEK, Inc.	15,701	958,075
Arconic, Inc.	33,663	924,723
Boeing Co.	42,124	7,903,726
C.H. Robinson Worldwide, Inc.	9,582	642,090
Caterpillar, Inc.	42,455	4,476,031
Cintas Corp.	6,922	871,341
CSX Corp.	68,559	3,713,841
Cummins, Inc.	11,744	1,852,029
Deere & Co.	21,754	2,663,995
Delta Air Lines, Inc.	53,666	2,636,611
Dover Corp.	12,345	1,019,080
Eaton Corp. PLC	32,399	2,507,035
Emerson Electric Co.	48,769	2,883,223
Equifax, Inc.	8,395	1,148,436
Expeditors International of Washington, Inc.	14,444	771,021
Fastenal Co.	20,242	873,847
FedEx Corp.	17,950	3,479,428
Flowserve Corp.	9,555	463,417
Fluor Corp.	10,956	491,486
Fortive Corp.	22,139	1,382,580

Security Description	Shares	Value
Fortune Brands Home & Security, Inc.	10,100	$637,310
General Dynamics Corp.	20,589	4,184,714
General Electric Co.	645,649	17,677,870
Honeywell International, Inc.	55,903	7,434,540
Illinois Tool Works, Inc.	23,071	3,258,087
Ingersoll-Rand PLC	19,016	1,703,834
Jacobs Engineering Group, Inc.	9,657	506,220
JB Hunt Transport Services, Inc.	7,000	597,660
Johnson Controls International PLC	68,593	2,864,444
Kansas City Southern	8,604	819,101
L3 Technologies, Inc.	5,365	904,485
Lockheed Martin Corp.	18,390	5,169,981
Masco Corp.	21,639	806,053
Nielsen Holdings PLC	23,375	899,470
Norfolk Southern Corp.	20,768	2,575,855
Northrop Grumman Corp.	12,586	3,262,543
PACCAR, Inc.	26,035	1,639,164
Parker-Hannifin Corp.	10,114	1,592,652
Pentair PLC	11,791	780,800
Quanta Services, Inc. (a)	11,593	355,441
Raytheon Co.	21,936	3,597,723
Republic Services, Inc.	15,814	1,005,928
Robert Half International, Inc.	9,374	435,797
Rockwell Automation, Inc.	9,379	1,488,635
Rockwell Collins, Inc.	12,100	1,319,505
Roper Technologies, Inc.	7,535	1,711,952
Ryder System, Inc.	4,155	275,975
Snap-on, Inc.	4,572	739,109
Southwest Airlines Co.	46,627	2,801,816
Stanley Black & Decker, Inc.	11,650	1,603,506
Stericycle, Inc. (a)	6,604	540,009
Textron, Inc.	20,506	980,187
TransDigm Group, Inc.	3,400	911,472
Union Pacific Corp.	60,038	6,622,191
United Continental Holdings, Inc. (a)	22,000	1,752,740
United Parcel Service, Inc. Class B	50,155	5,314,925
United Rentals, Inc. (a)	6,100	663,253
United Technologies Corp.	54,627	6,625,163
Verisk Analytics, Inc. (a)	12,100	978,769
W.W. Grainger, Inc.	4,012	691,187
Waste Management, Inc.	30,604	2,231,338
Xylem, Inc.	14,134	736,947

		154,992,202

Information Technology - 22.7%
Accenture PLC Class A	45,282	5,636,251

See accompanying Notes to Schedule of Investments.

4	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Schedule of Investments, continued — May 31, 2017 (Unaudited)

Security Description	Shares	Value

Activision Blizzard, Inc.	50,900	$2,981,722
Adobe Systems, Inc. (a)	36,013	5,108,804
Advanced Micro Devices, Inc. (a)	57,800	646,782
Akamai Technologies, Inc. (a)	12,634	595,693
Alliance Data Systems Corp.	4,204	1,013,710
Alphabet, Inc. Class A (a)	21,823	21,541,265
Alphabet, Inc. Class C (a)	21,745	20,980,881
Amphenol Corp. Class A	22,880	1,706,848
Analog Devices, Inc.	25,870	2,218,611
Apple, Inc.	386,264	59,005,689
Applied Materials, Inc.	80,753	3,704,948
Autodesk, Inc. (a)	14,370	1,606,135
Automatic Data Processing, Inc.	33,765	3,456,523
Broadcom, Ltd.	29,835	7,144,886
CA, Inc.	24,759	786,593
Cisco Systems, Inc.	366,929	11,569,271
Citrix Systems, Inc. (a)	11,478	947,394
Cognizant Technology Solutions Corp. Class A	45,327	3,032,830
Corning, Inc.	66,550	1,936,605
CSRA, Inc.	9,732	293,517
DXC Technology Co. (a)	21,191	1,642,726
eBay, Inc. (a)	75,358	2,584,779
Electronic Arts, Inc. (a)	23,121	2,620,303
F5 Networks, Inc. (a)	5,059	648,210
Facebook, Inc. Class A (a)	173,107	26,218,786
Fidelity National Information Services, Inc.	24,386	2,094,026
Fiserv, Inc. (a)	15,142	1,896,990
FLIR Systems, Inc.	11,839	448,580
Gartner, Inc. (a)	6,700	801,320
Global Payments, Inc.	11,275	1,032,903
Harris Corp.	8,598	964,352
Hewlett Packard Enterprise Co.	124,463	2,341,149
HP, Inc.	128,763	2,415,594
Intel Corp.	346,520	12,512,837
International Business Machines Corp.	63,347	9,668,653
Intuit, Inc.	17,326	2,436,729
Juniper Networks, Inc.	27,844	816,664
KLA-Tencor Corp.	11,473	1,193,192
Lam Research Corp.	11,581	1,797,024
MasterCard, Inc. Class A	69,649	8,558,469
Microchip Technology, Inc.	16,206	1,349,960
Micron Technology, Inc. (a)	74,428	2,290,150
Microsoft Corp.	568,677	39,716,402
Motorola Solutions, Inc.	12,428	1,038,608
NetApp, Inc.	19,943	807,492
NVIDIA Corp.	44,112	6,367,567

Security Description	Shares	Value
Oracle Corp.	220,970	$10,029,828
Paychex, Inc.	23,831	1,411,510
PayPal Holdings, Inc. (a)	83,958	4,383,447
Qorvo, Inc. (a)	9,800	763,910
QUALCOMM, Inc.	108,385	6,207,209
Red Hat, Inc. (a)	12,530	1,122,312
salesforce.com, Inc. (a)	49,005	4,392,808
Seagate Technology PLC	22,976	1,001,064
Skyworks Solutions, Inc.	13,600	1,447,448
Symantec Corp.	45,903	1,391,320
Synopsys, Inc. (a)	11,300	846,031
TE Connectivity, Ltd.	26,449	2,085,504
Teradata Corp. (a)	9,013	245,694
Texas Instruments, Inc.	73,306	6,047,012
Total System Services, Inc.	13,399	797,910
VeriSign, Inc. (a)	6,920	623,907
Visa, Inc. Class A	137,140	13,059,842
Western Digital Corp.	21,706	1,954,842
Western Union Co.	37,340	710,207
Xerox Corp.	63,292	447,474
Xilinx, Inc.	18,542	1,236,937
Yahoo!, Inc. (a)	64,137	3,227,374

		353,612,013

Materials - 2.8%
Air Products & Chemicals, Inc.	16,207	2,334,780
Albemarle Corp.	8,400	954,240
Avery Dennison Corp.	6,518	549,207
Ball Corp.	25,716	1,051,784
CF Industries Holdings, Inc.	16,730	450,037
Dow Chemical Co.	81,690	5,061,512
E.I. du Pont de Nemours & Co.	63,294	4,995,163
Eastman Chemical Co.	10,672	854,934
Ecolab, Inc.	19,865	2,638,867
FMC Corp.	10,522	793,043
Freeport-McMoRan, Inc. (a)	99,564	1,143,990
International Flavors & Fragrances, Inc.	5,880	810,793
International Paper Co.	30,508	1,613,263
LyondellBasell Industries NV Class A	24,252	1,952,771
Martin Marietta Materials, Inc.	4,855	1,088,006
Monsanto Co.	32,794	3,850,671
Mosaic Co.	27,716	627,213
Newmont Mining Corp.	36,973	1,262,628
Nucor Corp.	24,606	1,429,609
PPG Industries, Inc.	18,988	2,019,564
Praxair, Inc.	20,800	2,751,632
Sealed Air Corp.	15,169	673,807
Sherwin-Williams Co.	6,087	2,019,484

See accompanying Notes to Schedule of Investments.

State Street Equity 500 Index Portfolio	5

State Street Equity 500 Index Portfolio

Schedule of Investments, continued — May 31, 2017 (Unaudited)

Security Description	Shares	Value

Vulcan Materials Co.	9,790	$1,220,324
WestRock Co.	19,148	1,042,034

		43,189,356

Real Estate - 2.8%
Alexandria Real Estate Equities, Inc.	6,700	781,756
American Tower Corp. REIT	31,882	4,182,600
Apartment Investment & Management Co. Class A REIT	11,865	509,246
AvalonBay Communities, Inc. REIT	9,729	1,860,574
Boston Properties, Inc. REIT	11,421	1,385,596
CBRE Group, Inc. Class A (a)	21,708	757,175
Crown Castle International Corp. REIT	26,842	2,728,489
Digital Realty Trust, Inc. REIT	12,000	1,418,280
Equinix, Inc. REIT	5,338	2,354,111
Equity Residential REIT	27,038	1,759,903
Essex Property Trust, Inc. REIT	5,055	1,298,731
Extra Space Storage, Inc. REIT	9,500	735,965
Federal Realty Investment Trust REIT	5,400	662,796
GGP, Inc. REIT	42,942	956,748
HCP, Inc. REIT	32,677	1,024,097
Host Hotels & Resorts, Inc. REIT	54,259	976,119
Iron Mountain, Inc. REIT	18,074	631,144
Kimco Realty Corp. REIT	32,916	577,347
Macerich Co. REIT	8,645	496,309
Mid-America Apartment Communities, Inc. REIT	8,800	897,072
Prologis, Inc. REIT	39,347	2,185,332
Public Storage REIT	11,152	2,401,583
Realty Income Corp. REIT	19,800	1,087,614
Regency Centers Corp.	10,899	663,313
Simon Property Group, Inc. REIT	23,535	3,630,274
SL Green Realty Corp. REIT	8,000	808,240
UDR, Inc. REIT	20,100	776,061
Ventas, Inc. REIT	26,803	1,782,132
Vornado Realty Trust REIT	13,046	1,202,841
Welltower, Inc. REIT	26,881	1,949,948
Weyerhaeuser Co. REIT	55,198	1,819,326

		44,300,722

Telecommunication Services - 2.2%
AT&T, Inc.	454,418	17,508,725

Security Description	Shares	Value
CenturyLink, Inc.	43,173	$1,077,166
Level 3 Communications, Inc. (a)	21,500	1,279,680
Verizon Communications, Inc.	301,251	14,050,347

		33,915,918

Utilities - 3.2%
AES Corp.	49,859	582,353
Alliant Energy Corp.	18,500	767,195
Ameren Corp.	18,956	1,075,753
American Electric Power Co., Inc.	35,743	2,565,633
American Water Works Co., Inc.	12,300	961,614
CenterPoint Energy, Inc.	33,235	950,853
CMS Energy Corp.	22,101	1,047,808
Consolidated Edison, Inc.	21,500	1,779,985
Dominion Resources, Inc.	46,968	3,793,605
DTE Energy Co.	13,239	1,449,935
Duke Energy Corp.	51,591	4,420,317
Edison International	24,205	1,974,402
Entergy Corp.	12,200	964,532
Eversource Energy	24,543	1,523,384
Exelon Corp.	69,359	2,518,425
FirstEnergy Corp.	32,229	942,376
NextEra Energy, Inc.	33,957	4,802,878
NiSource, Inc.	23,078	601,644
NRG Energy, Inc.	22,498	361,318
PG&E Corp.	37,712	2,578,747
Pinnacle West Capital Corp.	8,756	773,593
PPL Corp.	50,456	2,013,699
Public Service Enterprise Group, Inc.	37,536	1,685,742
SCANA Corp.	11,501	784,368
Sempra Energy	18,924	2,204,457
Southern Co.	73,384	3,713,964
WEC Energy Group, Inc.	23,287	1,461,492
Xcel Energy, Inc.	37,600	1,801,416

		50,101,488

Total Common Stocks (Cost $503,708,757)		1,526,719,574

Short-Term Investments - 1.9%
Money Market Fund - 1.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.76% (d)(e)	23,932,892	23,932,892

See accompanying Notes to Schedule of Investments.

6	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Schedule of Investments, continued — May 31, 2017 (Unaudited)

Security Description	Shares/ Principal Amount	Value

State Street Navigator Securities Lending Government Money Market Portfolio (d)(f)	1,133,094	$1,133,094

		25,065,986

U.S. Government Security - 0.3%
U.S. Treasury Bill 0.69% 08/03/2017 (g)(h)	$3,860,000	3,853,948

Total Short-Term Investments (Cost $28,921,359)		28,919,934

Total Investments - 99.9% (Cost $532,630,116)		1,555,639,508

Other Assets in Excess of Liabilities - 0.1%		2,042,571

Net Assets - 100.0%		$1,557,682,079

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at May 31, 2017.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended May 31, 2017 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended May 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at May 31, 2017.
(f)	Investment of cash collateral for securities loaned.
(g)	All or part of this security has been designated as collateral for futures contracts.
(h)	Rate represents annualized yield at date of purchase.
REIT	Real Estate Investment Trust

At May 31, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index (long)	06/16/2017	252	$30,379,860	$596,785

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Assets:

Investments:
Common Stocks
Consumer Discretionary	$190,405,253	$—	$—	$190,405,253
Consumer Staples	143,248,563	—	—	143,248,563
Energy	91,573,901	—	—	91,573,901
Financials	209,723,497	—	—	209,723,497
Health Care	211,656,661	—	—	211,656,661
Industrials	154,992,202	—	—	154,992,202
Information Technology	353,612,013	—	—	353,612,013
Materials	43,189,356	—	—	43,189,356
Real Estate	44,300,722	—	—	44,300,722
Telecommunication Services	33,915,918	—	—	33,915,918
Utilities	50,101,488	—	—	50,101,488
Short-Term Investments
Money Market Fund	25,065,986	—	—	25,065,986
U.S. Government Security	—	3,853,948	—	3,853,948

Total Investments	$1,551,785,560	$3,853,948	$—	$1,555,639,508

See accompanying Notes to Schedule of Investments.

State Street Equity 500 Index Portfolio	7

State Street Equity 500 Index Portfolio

Schedule of Investments, continued — May 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Other Financial Instruments:
Futures Contracts (a)	$596,785	$—	$—	$596,785

Total Investments and Other Financial Instruments	$1,552,382,345	$3,853,948	$—	$1,556,236,293

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Shares Purchased	Shares Sold	Number of Shares Held at 5/31/17	Value at 5/31/17	Dividend Income	Realized Gain (Loss)
State Street Corp.	27,747	$2,156,497	—	1,900	25,847	$2,105,497	$10,544	$43,261
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	27,866,266	3,933,374	23,932,892	23,932,892	10,637	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	18,425,570	18,425,570	78,281,942	96,707,512	—	—	42,426	—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	1,282,369	149,275	1,133,094	1,133,094	1,785	—

TOTAL		$20,582,067				$27,171,483	$65,392	$43,261

See accompanying Notes to Schedule of Investments.

8	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Notes to Schedule of Investments — May 31, 2017 (Unaudited)

Security Valuation

The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Portfolio’s investments.

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

Notes to Schedule of Investments	9

State Street Equity 500 Index Portfolio

Notes to Schedule of Investments, continued — May 31, 2017 (Unaudited)

The Portfolio had no transfers between levels for the period ended May 31, 2017.

Futures Contracts

The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

Other Transactions with Affiliates

The Portfolio may invest in affiliated entities, including securities issued by State Street Corp., affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended May 31, 2017 are disclosed in the Schedule of Investments.

Aggregate Unrealized Appreciation and Depreciation

At May 31, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Equity 500 Index Portfolio	$532,630,116	$1,036,228,785	$13,219,393	$1,023,009,392

10	Notes to Schedule of Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA FUNDS

By:	/s/ Ellen M. Needham
Ellen M. Needham President and Principal Executive Officer

Date: July 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham President and Principal Executive Officer

Date: July 19, 2017

By:	/s/ Bruce Rosenberg
Bruce Rosenberg Treasurer and Principal Financial Officer

Date: July 19, 2017